Variable Portfolio – Partners Core Bond Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 9.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Academic Loan Funding Trust(a),(b)
Series 2013-1A Class A
30-day Average SOFR + 0.914% Floor 0.800% 12/26/2044	5.254%	345,128	325,994
ACC Trust(a)
Series 2021-1 Class D
03/22/2027	5.250%	2,564,045	1,271,531
Ally Auto Receivables Trust
Series 2024-2 Class A4
10/15/2030	4.140%	1,214,000	1,207,347
Subordinated Series 2022-3 Class A4
06/15/2031	5.070%	1,013,000	1,018,844
American Express Credit Account Master Trust
Series 2023-4 Class A
09/15/2030	5.150%	1,086,000	1,116,826
Series 2025-1 Class A
12/25/2029	4.560%	2,215,000	2,238,928
Americredit Automobile Receivables Trust
Series 2023-1 Class A3
11/18/2027	5.620%	902,761	908,143
AmeriCredit Automobile Receivables Trust
Series 2022-2 Class A3
04/18/2028	4.380%	577,256	576,850
Series 2023-2 Class A3
05/18/2028	5.810%	1,810,000	1,832,374
BA Credit Card Trust
Series 2024-A1 Class A
05/15/2029	4.930%	2,171,000	2,198,921
Bastion Funding I LLC(a)
Series 2023-1A Class A2
04/25/2038	7.119%	2,303,352	2,311,041
Bridgecrest Lending Auto Securitization Trust(a)
Series 2024-1 Class E
10/15/2030	8.430%	2,275,000	2,350,414
Business Jet Securities LLC(a)
Subordinated Series 2022-1A Class C
06/15/2037	6.413%	2,299,407	2,250,732
Subordinated Series 2024-1A Class C
05/15/2039	9.132%	3,060,462	3,122,898
Cars Net Lease Mortgage Notes(a)
Series 2020-1A Class A3
12/15/2050	3.100%	841,725	784,065
Carvana Auto Receivables Trust(a)
Subordinated Series 2024-N3 Class D
12/10/2030	5.380%	5,000,000	4,991,499
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chase Auto Owner Trust(a)
Series 2022-AA Class A4
03/27/2028	3.990%	1,305,000	1,295,719
College Ave Student Loans LLC(a),(b)
Series 2017-A Class A1
1-month Term SOFR + 1.764% Floor 1.650% 11/26/2046	6.085%	381,911	382,286
College Ave Student Loans LLC(a)
Series 2018-A Class A2
12/26/2047	4.130%	251,665	244,426
Series 2019-A Class A2
12/28/2048	3.280%	648,842	607,827
COOF Securitization Trust Ltd.(a),(c),(d)
CMO Series 2014-1 Class A
06/25/2040	3.015%	171,084	11,609
Credit Acceptance Auto Loan Trust(a)
Series 2024-2A Class C
10/16/2034	6.700%	6,667,000	6,858,023
Subordinated Series 2023-1A Class C
07/15/2033	7.710%	5,195,000	5,374,929
Subordinated Series 2023-2A Class C
09/15/2033	7.150%	3,750,000	3,842,877
Subordinated Series 2023-3A Class C
12/15/2033	7.620%	5,000,000	5,214,653
Subordinated Series 2023-5A Class C
04/17/2034	7.300%	5,390,000	5,610,554
DataBank Issuer(a)
Series 2021-1A Class A2
02/27/2051	2.060%	2,850,000	2,768,025
Diamond Resorts Owner Trust(a)
Subordinated Series 2021-1A Class D
11/21/2033	3.830%	794,618	782,035
Discover Card Execution Note Trust
Series 2023-A2 Class A
06/15/2028	4.930%	6,542,000	6,582,632
DT Auto Owner Trust(a)
Series 2023-3A Class E
05/15/2030	10.210%	1,000,000	1,072,699
Subordinated Series 2023-2 Class E
04/15/2030	11.060%	900,000	975,497
Exeter Automobile Receivables Trust(a)
Series 2022-3A Class E
01/15/2030	9.090%	7,000,000	6,795,821
Subordinated Series 2023-2A Class E
11/15/2030	9.750%	863,000	937,586

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023-4A Class E
02/18/2031	9.570%	2,035,000	2,168,672
Exeter Automobile Receivables Trust
Subordinated Series 2022-5A Class D
02/15/2029	7.400%	5,000,000	5,147,955
Subordinated Series 2023-5A Class D
02/15/2030	7.130%	2,934,000	3,032,452
FHF Issuer Trust(a)
Series 2024-1A Class A2
02/15/2030	5.690%	2,116,614	2,136,866
FMC GMSR Issuer Trust(a),(c)
Series 2024-SAT1 Class A
03/26/2027	6.500%	6,275,000	6,295,851
Ford Credit Auto Lease Trust
Series 2024-A Class A4
06/15/2027	5.050%	915,000	920,770
Series 2025-A Class A3
06/15/2028	4.720%	1,120,000	1,127,965
Ford Credit Auto Owner Trust
Series 2022-D Class A4
03/15/2028	5.300%	917,000	928,015
Ford Credit Auto Owner Trust(a),(e)
Series 2025-1 Class A
08/15/2037	4.860%	4,850,000	4,894,816
Ford Credit Floorplan Master Owner Trust(a)
Series 2024-4 Class A
09/15/2031	4.400%	1,759,000	1,758,534
Foundation Finance Trust(a)
Series 2020-1A Class A
07/16/2040	3.540%	304,591	303,113
Subordinated Series 2023-2A Class B
06/15/2049	6.970%	4,000,000	4,151,377
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-2 Class D
09/15/2027	1.920%	845,238	843,606
FREED ABS Trust(a)
Subordinated Series 2021-3FP Class D
11/20/2028	2.370%	609,040	602,181
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2021-1A Class D
01/15/2027	1.680%	213,842	212,912
Subordinated Series 2023-4A Class D
08/15/2029	7.180%	2,835,000	2,957,861
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class D
04/15/2027	1.420%	1,163,818	1,149,911
GM Financial Automobile Leasing Trust
Series 2023-2 Class A4
05/20/2027	5.090%	1,277,000	1,279,704
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023-3 Class A4
08/20/2027	5.440%	812,000	817,742
Series 2025-1 Class A3
02/21/2028	4.660%	1,074,000	1,078,910
GM Financial Revolving Receivables Trust(a)
Series 2024-1 Class A
12/11/2036	4.980%	1,302,000	1,323,092
Series 2024-2 Class A
03/11/2037	4.520%	988,000	985,982
Series 2025-1 Class A
12/11/2037	4.640%	6,427,000	6,460,352
GMF Floorplan Owner Revolving Trust(a)
Series 2024-4A Class A1
11/15/2029	4.730%	3,029,000	3,040,673
Series 2025-2 Class A
03/15/2030	4.640%	3,209,000	3,208,453
Goodgreen Trust(a)
Series 2017-1A Class A
10/15/2052	3.740%	130,530	120,478
Series 2017-2A Class A
10/15/2053	3.260%	669,437	611,641
Series 2017-R1A Class R
10/20/2052	5.000%	93,451	90,305
Series 2019-2A Class A
04/15/2055	2.760%	950,663	815,119
HERO Funding Trust(a)
Series 2016-3A Class A1
09/20/2042	3.080%	208,495	187,079
Series 2017-1A Class A2
09/20/2047	4.460%	342,528	315,240
Series 2017-3A Class A2
09/20/2048	3.950%	435,988	392,536
HGI CRE CLO Ltd.(a),(b)
Series 2022-FL3 Class D
30-day Average SOFR + 3.750% Floor 3.750% 04/20/2037	8.089%	3,998,500	4,010,917
Hyundai Auto Lease Securitization Trust(a)
Series 2024-C Class A3
04/17/2028	4.620%	1,001,000	1,003,427
Series 2025-A Class A3
01/18/2028	4.830%	1,305,000	1,313,513
Hyundai Auto Receivables Trust
Series 2022-A Class A3
10/15/2026	2.220%	587,638	584,981
Series 2023-A Class A4
07/17/2028	4.480%	1,844,000	1,844,767
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023-B Class A3
04/17/2028	5.480%	1,040,000	1,048,667
Lending Funding Trust(a)
Subordinated Series 2020-2 Class D
04/21/2031	6.770%	6,000,000	5,846,374
LendingPoint Asset Securitization Trust(a)
Series 2020-REV1 Class C
10/15/2028	7.699%	2,166,594	2,139,248
Lendmark Funding Trust(a)
Subordinated Series 2021-1A Class B
11/20/2031	2.470%	1,625,000	1,511,068
Subordinated Series 2021-1A Class C
11/20/2031	3.410%	5,000,000	4,696,074
Subordinated Series 2021-1A Class D
11/20/2031	5.050%	3,000,000	2,743,988
Subordinated Series 2021-2 Class D
04/20/2032	4.460%	6,000,000	5,345,069
Subordinated Series 2022-1A Class E
07/20/2032	7.580%	5,000,000	5,020,744
Mariner Finance issuance Trust(a)
Series 2024-BA Class E
11/20/2038	8.800%	6,500,000	6,717,405
Mariner Finance Issuance Trust(a)
Subordinated Series 2021-AA Class E
03/20/2036	5.400%	5,000,000	4,762,621
Subordinated Series 2023-AA Class E
10/22/2035	11.120%	2,400,000	2,507,876
Marlette Funding Trust(a)
Subordinated Series 2023-1A Class C
04/15/2033	7.200%	3,420,000	3,465,428
Mercedes-Benz Auto Receivables Trust
Series 2022-1 Class A4
02/15/2029	5.250%	2,122,000	2,150,973
Series 2025-1 Class A3
12/17/2029	4.780%	1,384,000	1,394,778
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class M1
10/15/2040	6.083%	389,212	390,245
MVW LLC(a)
Subordinated Series 2023-2A Class D
11/20/2040	9.330%	1,583,246	1,612,912
Navient Private Education Refi Loan Trust(a)
Series 2018-DA Class A2A
12/15/2059	4.000%	871,119	859,448
Series 2019-A Class A2A
01/15/2043	3.420%	327,813	324,204
Series 2019-CA Class A2
02/15/2068	3.130%	298,457	292,198
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-D Class A2A
12/15/2059	3.010%	1,208,226	1,156,896
Series 2019-FA Class A2
08/15/2068	2.600%	854,964	818,339
Series 2020-EA Class A
05/15/2069	1.690%	2,186,502	2,031,469
Series 2020-GA Class A
09/16/2069	1.170%	801,066	735,575
Series 2021-CA Class A
10/15/2069	1.060%	1,358,642	1,223,261
Series 2021-EA Class A
12/16/2069	0.970%	3,004,904	2,664,386
Series 2021-FA Class A
02/18/2070	1.110%	1,916,513	1,685,583
Series 2021-GA Class A
04/15/2070	1.580%	482,918	429,686
Navient Student Loan Trust(a)
Series 2021-3A Class A1A
08/25/2070	1.770%	1,923,968	1,700,092
Nelnet Student Loan Trust(b)
Series 2004-4 Class A5
90-day Average SOFR + 0.422% Floor 0.160% 01/25/2037	4.978%	771,648	768,570
Series 2005-1 Class A5
90-day Average SOFR + 0.372% Floor 0.110% 10/25/2033	4.928%	1,214,934	1,203,831
Series 2005-2 Class A5
90-day Average SOFR + 0.362% Floor 0.100% 03/23/2037	4.724%	2,181,924	2,162,517
Series 2005-3 Class A5
90-day Average SOFR + 0.382% Floor 0.120% 12/24/2035	4.744%	1,831,802	1,817,461
Nissan Auto Lease Trust
Series 2023-B Class A4
11/15/2027	5.610%	1,804,000	1,814,307
Series 2025-A Class A3
03/15/2028	4.750%	2,116,000	2,133,529
Nissan Auto Receivables Owner Trust
Series 2022-B Class A4
11/15/2029	4.450%	1,270,000	1,270,590
Octane Receivables Trust(a)
Subordinated Series 2021-1A Class B
04/20/2027	1.530%	155,727	155,201
Subordinated Series 2021-1A Class C
11/20/2028	2.230%	600,000	594,171

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oportun Issuance Trust(a)
Subordinated Series 2022-A Class C
06/09/2031	7.400%	5,250,000	5,343,482
PenFed Auto Receivables Owner Trust(a)
Series 2022-A Class A4
12/15/2028	4.180%	820,050	818,535
Regional Management Issuance Trust(a)
Subordinated Series 2021-2 Class D
08/15/2033	4.940%	4,300,000	3,957,156
Renew(a)
Series 2017-1A Class A
09/20/2052	3.670%	171,529	159,008
Renew Financial(a)
Series 2023-1A Class A
11/20/2058	5.900%	3,415,403	3,401,892
Santander Drive Auto Receivables Trust
Series 2022-7 Class A3
04/15/2027	5.750%	7,306	7,310
Series 2024-3 Class A3
01/16/2029	5.630%	2,002,000	2,020,496
Series 2025-2 Class A3
08/15/2029	4.670%	1,551,000	1,554,678
Subordinated Series 2024-2 Class D
08/15/2031	6.280%	2,647,000	2,743,059
SBNA Auto Lease Trust(a)
Series 2024-C Class A3
02/22/2028	4.560%	1,740,000	1,740,005
Series 2024-C Class A4
03/20/2029	4.420%	1,174,000	1,170,963
SBNA Auto Receivables Trust(a)
Series 2024-A Class A3
12/15/2028	5.320%	1,225,000	1,229,474
Series 2024-A Class A4
04/16/2029	5.210%	525,000	528,663
SCF Equipment Leasing LLC(a)
Subordinated Series 2021-1A Class F
08/20/2032	5.520%	5,000,000	4,995,974
Subordinated Series 2022-2A Class E
06/20/2035	6.500%	4,484,000	4,434,274
SFS Auto Receivables Securitization Trust(a)
Series 2024-1A Class A3
05/21/2029	4.950%	2,726,000	2,737,469
Series 2024-1A Class A4
01/21/2031	4.940%	462,000	465,659
Series 2024-2A Class A3
11/20/2029	5.330%	1,720,000	1,741,140
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Timeshare Receivables Funding LLC(a)
Subordinated Series 2020-2A Class D
07/20/2037	6.590%	1,610,051	1,608,382
Subordinated Series 2024-1A Class D
01/20/2043	8.020%	1,272,893	1,301,908
Subordinated Series 2024-2A Class D
06/20/2041	7.480%	1,485,294	1,498,243
SMB Private Education Loan Trust(a)
Series 2018-A Class A2A
02/15/2036	3.500%	1,519,676	1,497,910
Series 2021-A Class APT1
01/15/2053	1.070%	2,683,067	2,416,450
SoFi Professional Loan Program LLC(a)
Series 2017-D Class A2FX
09/25/2040	2.650%	41,656	40,538
SoFi Professional Loan Program Trust(a)
Series 2021-B Class AFX
02/15/2047	1.140%	1,486,678	1,308,090
Stream Innovations Issuer Trust(a)
Subordinated Series 2024-1A Class C
07/15/2044	11.400%	2,449,000	2,690,459
Subordinated Series 2024-2A Class C
02/15/2045	9.050%	1,650,000	1,727,053
Synchrony Card Issuance Trust
Series 2025-A1 Class A
02/18/2031	4.780%	3,170,000	3,204,845
Theorem Funding Trust(a)
Series 2022-2A Class A
12/15/2028	6.060%	219,360	219,529
T-Mobile US Trust(a)
Series 2022-1A Class A
05/22/2028	4.910%	948,188	948,934
Series 2024-1A Class A
09/20/2029	5.050%	2,739,000	2,758,221
Series 2024-2A Class A
05/21/2029	4.250%	2,156,000	2,157,237
Series 2025-1 Class A
11/20/2029	4.740%	1,570,000	1,585,765
Toyota Auto Receivables Owner Trust
Series 2022-D Class A4
04/17/2028	5.430%	1,158,000	1,179,276
Series 2023-C Class A3
04/17/2028	5.160%	2,793,000	2,811,132
United Auto Credit Securitization Trust(a)
Series 2022-2 Class E
04/10/2029	10.000%	1,000,000	485,528
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Pass-Through Trust(a)
Series 2021-ST4 Class A
07/20/2027	2.000%	358,919	354,727
US Auto Funding(a)
Subordinated Series 2021-1A Class C
05/15/2026	2.200%	2,349,146	2,274,002
US Auto Funding Trust(a)
Subordinated Series 2022-1A Class D
07/15/2027	9.140%	5,000,000	50
Verizon Master Trust
Series 2023-1 Class A
01/22/2029	4.490%	3,606,000	3,603,945
Series 2023-2 Class A
04/13/2028	4.890%	1,325,000	1,326,162
Series 2023-4 Class A1A
06/20/2029	5.160%	6,117,000	6,171,871
Series 2024-1 Class A1A
12/20/2028	5.000%	4,148,000	4,162,665
Series 2025-3 Class A1A
03/20/2030	4.510%	3,308,000	3,309,034
Verizon Master Trust(a)
Series 2025-2 Class A
01/20/2033	4.940%	3,633,000	3,668,392
Series 2025-4 Class A
03/21/2033	4.760%	3,308,000	3,307,310
VM Debt LLC(a),(f)
Series 2019-1 Class A1A
07/18/2027	7.460%	8,996,293	7,107,072
Volkswagen Auto Loan Enhanced Trust
Series 2023-1 Class A3
06/20/2028	5.020%	2,634,000	2,648,648
Series 2024-1 Class A3
07/20/2029	4.630%	906,000	912,764
Series 2025-1 Class A4
07/21/2031	4.610%	1,199,000	1,201,342
Westlake Automobile Receivables Trust(a)
Subordinated Series 2023-4A Class D
07/16/2029	7.190%	4,150,000	4,341,505
WF Card Issuance Trust
Series 2024-A1 Class A
02/15/2029	4.940%	5,222,000	5,291,385
Series 2024-A2 Class A
10/15/2029	4.290%	3,287,000	3,290,083
World Financial Network Credit Card Master Note Trust
Series 2024-B Class A
05/15/2031	4.620%	1,746,000	1,755,196
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
World Financial Network Credit Card Master Trust
Series 2024-A Class A
02/17/2031	5.470%	610,000	621,721
World Omni Select Auto Trust
Series 2023-A Class A2A
03/15/2027	5.920%	67,999	68,040
Total Asset-Backed Securities — Non-Agency (Cost $351,505,831)			347,080,808

Commercial Mortgage-Backed Securities - Agency 5.7%

Fannie Mae Multifamily REMIC Trust(c)
Series 2022-M10 Class A2
01/25/2032	1.938%	7,800,000	6,593,987
Series 2022-M1S Class A2
04/25/2032	2.083%	8,700,000	7,421,324
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 2017 K065 Class AM
05/25/2027	3.326%	755,000	737,758
Series K145 Class AM (FHLMC)
06/25/2055	2.580%	8,250,000	7,261,870
Series K146 Class A2 (FHLMC)
06/25/2032	2.920%	5,900,000	5,332,857
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series W5FX Class AFX
04/25/2028	2.970%	1,256,000	1,217,581
Federal National Mortgage Association
01/01/2027	3.710%	2,791,143	2,763,108
02/01/2027	3.340%	1,000,000	986,194
05/01/2027	2.430%	2,214,795	2,132,426
06/01/2027	2.370%	4,500,477	4,320,888
06/01/2027	3.000%	1,868,270	1,821,583
06/01/2028	3.570%	2,713,387	2,662,383
11/01/2028	1.800%	7,300,000	6,701,793
11/01/2028	5.585%	4,550,124	4,733,782
02/01/2029	3.740%	1,515,000	1,482,096
10/01/2029	3.121%	2,128,719	2,043,603
02/01/2030	2.570%	2,428,781	2,246,128
02/01/2030	2.920%	2,539,637	2,386,472
02/01/2030	3.550%	1,000,000	964,207
05/01/2030	3.420%	8,702,595	8,315,829
06/01/2030	3.130%	4,812,000	4,526,944
07/01/2030	3.850%	4,260,960	4,162,964
02/01/2031	3.260%	6,236,000	5,841,632
01/01/2032	2.730%	2,422,096	2,190,411
01/01/2032	2.730%	1,825,000	1,641,740
01/01/2032	2.780%	2,061,502	1,878,534
01/01/2032	2.970%	1,500,683	1,382,626
02/01/2032	2.990%	2,787,054	2,559,785
05/01/2032	3.090%	5,565,000	5,031,786
06/01/2032	3.540%	7,921,000	7,386,478
11/01/2032	1.456%	9,111,115	7,417,530
11/01/2032	4.180%	6,605,000	6,447,690
11/01/2032	4.230%	3,866,293	3,795,553

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/01/2032	4.705%	3,400,000	3,429,116
12/01/2032	4.830%	4,648,671	4,731,913
01/01/2033	3.820%	8,745,236	8,342,909
11/01/2033	2.430%	1,285,711	1,105,935
12/01/2033	2.500%	1,583,339	1,360,560
04/01/2035	3.330%	2,279,364	2,081,317
10/01/2035	2.880%	5,000,000	4,227,198
Series 2017-M5 Class A2
04/25/2029	3.176%	1,088,263	1,039,059
Series 2017-T1 Class A
06/25/2027	2.898%	2,747,695	2,637,586
Series 2021-M3 Class 1A1
11/25/2033	1.000%	432,693	428,755
Federal National Mortgage Association(c)
06/01/2037	5.888%	326,750	325,724
Series 2017-M12 Class A2
06/25/2027	3.062%	1,412,906	1,378,639
Series 2018-M10 Class A2
07/25/2028	3.355%	2,624,879	2,556,943
Series 2018-M3 Class A2
02/25/2030	3.065%	804,285	761,513
Series 2018-M4 Class A2
03/25/2028	3.057%	1,047,406	1,013,645
Series 2022-M13 Class A2
06/25/2032	2.594%	11,430,000	10,051,734
Series 2022-M3 Class A2
11/25/2031	1.707%	16,900,000	14,279,895
Series 2023-M8 Class A2
03/25/2033	4.471%	3,685,000	3,628,853
Federal National Mortgage Association(c),(d)
Series 2021-M3 Class X1
11/25/2033	1.907%	33,047,080	2,391,323
Freddie Mac Multiclass Certificates(c),(d)
Series 2021-P011 Class X1
09/25/2045	1.763%	19,444,085	2,165,015
Freddie Mac Multifamily Structured Credit Risk(a),(b)
Series 2021-MN1 Class M2
3-month Term SOFR + 3.750% 01/25/2051	8.090%	1,000,000	1,038,976
Freddie Mac Multifamily Structured Pass-Through Certificates(c),(d)
Series KL05 Class X1P (FHLMC)
06/25/2029	0.892%	75,000,000	2,531,332
FREMF Mortgage Trust(a),(c)
Subordinated Series 2016-K59 Class B
11/25/2049	3.580%	2,383,000	2,335,966
Subordinated Series 2019-K92 Class B
05/25/2052	4.198%	6,000,000	5,792,450
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.550% 03/20/2063	4.773%	134,765	134,272
CMO Series 2015-H15 Class FJ
1-month Term SOFR + 0.554% Floor 0.440%, Cap 11.000% 06/20/2065	4.863%	918,978	917,694
CMO Series 2015-H16 Class FG
1-month Term SOFR + 0.554% Floor 0.440%, Cap 11.000% 07/20/2065	4.863%	1,157,991	1,156,324
CMO Series 2015-H16 Class FL
1-month Term SOFR + 0.554% Floor 0.440%, Cap 11.000% 07/20/2065	4.863%	543,984	543,283
CMO Series 2015-H18 Class FA
1-month Term SOFR + 0.564% Floor 0.450%, Cap 11.000% 06/20/2065	4.873%	210,171	209,903
Multifamily Connecticut Avenue Securities Trust(a),(b)
Subordinated Series 2020-01 Class M10
30-day Average SOFR + 3.864% Floor 3.750% 03/25/2050	8.204%	7,458,178	7,570,318
Total Commercial Mortgage-Backed Securities - Agency (Cost $226,265,916)			216,557,692

Commercial Mortgage-Backed Securities - Non-Agency 6.9%

American Homes 4 Rent Trust(a)
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,007,948	1,005,766
Series 2015-SFR1 Class E
04/17/2052	5.639%	1,150,000	1,147,145
Subordinated Series 2015-SFR2 Class D
10/17/2045	5.036%	2,000,000	1,993,663
Subordinated Series 2015-SFR2 Class E
10/17/2045	6.070%	1,820,000	1,821,075
AMSR Trust(a)
Series 2020-SFR5 Class D
11/17/2037	2.180%	3,750,000	3,679,402
Series 2021-SFR1 Class E1
06/17/2038	2.751%	2,250,000	2,069,909
Series 2021-SFR1 Class E2
06/17/2038	2.900%	2,250,000	2,070,754
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	4,000,000	3,966,733
Subordinated Series 2020-SFR3 Class E1
09/17/2037	2.556%	3,600,000	3,550,358
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-SFR4 Class E2
11/17/2037	2.456%	4,275,000	4,197,775
Subordinated Series 2020-SFR5 Class F
11/17/2037	2.686%	5,000,000	4,905,349
Subordinated Series 2021-SFR2 Class D
08/17/2026	2.278%	4,800,000	4,608,051
Subordinated Series 2021-SFR2 Class E1
08/17/2026	2.477%	5,200,000	4,979,609
Subordinated Series 2021-SFR3 Class E2
10/17/2038	2.427%	3,845,000	3,656,697
Subordinated Series 2021-SFR4 Class F1
12/17/2038	3.158%	4,000,000	3,801,147
Subordinated Series 2022-SFR1 Class F
03/17/2039	6.021%	8,500,000	8,415,589
Subordinated Series 2022-SFR3 Class F
10/17/2039	4.000%	4,100,000	3,854,417
AREIT Trust(a),(b)
Series 2021-CRE5 Class C
1-month Term SOFR + 2.364% Floor 2.250% 08/17/2026	6.684%	8,000,000	7,975,502
BANK(c)
Series 2022-BNK44 Class A5
10/15/2032	5.746%	705,000	735,604
BANK
Series 2025-BNK49 Class A5
03/15/2058	5.623%	1,532,000	1,581,390
BANK5 Trust(c)
Series 2025-5YR13 Class A3
01/15/2058	5.753%	1,212,000	1,255,920
BBCMS Mortgage Trust
Series 2018-C2 Class ASB
12/15/2051	4.236%	431,597	427,453
Series 2025-5C33 Class A4
03/15/2058	5.839%	3,635,000	3,779,330
Series 2025-C32 Class A5
02/15/2063	5.720%	1,202,000	1,256,533
BBCMS Mortgage Trust(a),(c)
Subordinated Series 2016-ETC Class E
08/14/2036	3.609%	8,000,000	7,059,726
Bear Stearns Commercial Mortgage Securities Trust(a),(c),(d)
CMO Series 2007-T26 Class X1
01/12/2045	0.973%	37,236	0
Benchmark Mortgage Trust(c)
Series 2025-V13 Class A4
02/15/2057	5.815%	1,431,000	1,486,659
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BMD2 Re-Remic Trust(a),(g)
Series 2019-FRR1 Class 6C
05/25/2052	0.000%	8,685,000	6,275,945
BMD2 Re-Remic Trust(a),(h)
Subordinated Series 2019-FRR1 Class 5D1
05/25/2052	0.000%	6,739,000	4,727,810
BMO Mortgage Trust
Series 2025-C11 Class A5
02/15/2058	5.687%	1,515,000	1,569,067
BX Commercial Mortgage Trust(a),(b)
Series 2021-VOLT Class A
1-month Term SOFR + 0.814% Floor 0.700% 09/15/2036	5.134%	6,056,000	6,003,010
COMM Mortgage Trust
Series 2015-LC23 Class A3
10/10/2048	3.521%	1,501,741	1,493,968
COMM Mortgage Trust(a),(c)
Series 2018-HOME Class A
04/10/2033	3.942%	3,125,000	3,005,090
Commercial Mortgage Trust(a)
Series 2013-300P Class A1
08/10/2030	4.353%	2,000,000	1,979,972
CoreVest American Finance Trust(a)
Series 2019-3 Class A
10/15/2052	2.705%	232,373	226,975
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	5,000,000	3,764,606
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	3,600,000	3,550,082
Subordinated Series 2021-SFR1 Class E2
08/17/2038	2.489%	6,000,000	5,729,977
Subordinated Series 2021-SFR1 Class F1
08/17/2038	3.238%	4,800,000	4,615,334
Subordinated Series 2021-SFR2 Class E2
09/17/2038	2.358%	5,600,000	5,346,336
Subordinated Series 2022-SFR2 Class E1
07/17/2039	4.500%	6,800,000	6,563,641
Freddie Mac Multifamily Structured Credit Risk(a),(b)
Series 2021-MN1 Class M1
30-day Average SOFR + 3.000% 01/25/2051	6.340%	2,293,473	2,284,311
Series 2021-MN2 Class M2
30-day Average SOFR + 3.350% 07/25/2041	7.690%	7,250,000	7,250,034

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-MN4 Class M1
30-day Average SOFR + 4.250% 05/25/2052	8.585%	3,786,902	3,851,834
Series 2022-MN4 Class M2
30-day Average SOFR + 6.500% 05/25/2052	10.835%	2,500,000	2,823,710
FRTKL(a)
Subordinated CMO Series 2021-SFR1 Class E1
09/17/2038	2.372%	3,709,000	3,521,908
Subordinated CMO Series 2021-SFR1 Class E2
09/17/2038	2.522%	2,781,000	2,635,291
Subordinated Series 2021-SFR1 Class F
09/17/2038	3.171%	4,400,000	4,167,302
GAM Investments(a),(c)
Subordinated Series 2021-F Class F
09/27/2051	2.390%	7,500,000	6,293,957
GAM Re-REMIC Trust(a),(g)
Series 2021-FRR1 Class 1D
11/29/2050	0.000%	4,000,000	3,300,833
GAM Re-REMIC Trust(a)
Series 2021-FRR1 Class 2B
11/29/2050	0.000%	6,600,000	5,527,079
GS Mortgage Securities Trust
Series 2015-GC32 Class AAB
07/10/2048	3.513%	37	37
Series 2020-GSA2 Class A4
12/12/2053	1.721%	2,582,000	2,235,474
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust(a)
Series 2010-1 Class A1
01/25/2051	5.314%	92,083	91,550
Independence Plaza Trust(a)
Series 2018-INDP Class A
07/10/2035	3.763%	2,060,000	2,034,291
KGS-Alpha SBA COOF Trust(a),(c),(d)
CMO Series 2012-2 Class A
08/25/2038	0.869%	454,448	7,246
CMO Series 2013-2 Class A
03/25/2039	1.715%	614,028	16,480
CMO Series 2014-2 Class A
04/25/2040	2.595%	100,304	4,452
Ladder Capital Commercial Mortgage Trust(a)
Series 2013-GCP Class A2
02/15/2036	3.985%	1,535,000	1,431,347
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-5C1 Class A3
03/15/2030	5.635%	1,043,000	1,071,739
Morgan Stanley Capital I Trust(a),(c),(d)
CMO Series 2006-T21 Class X
10/12/2052	0.057%	1,606,005	16
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Capital I Trust(c)
Series 2018-L1 Class A4
10/15/2051	4.407%	888,000	867,904
Morgan Stanley Capital I Trust
Series 2020-HR8 Class A3
07/15/2053	1.790%	851,026	736,746
MRCD MARK Mortgage Trust(a)
Series 2019-PARK Class A
12/15/2036	2.718%	4,000,000	3,540,000
Series 2019-PARK Class D
12/15/2036	2.718%	2,375,000	1,731,535
New Residential Mortgage Loan Trust(a)
Subordinated Series 2022-SFR1 Class E1
02/17/2039	3.550%	7,036,000	6,626,458
Progress Residential Trust(a)
Series 2021-SFR5 Class E1
07/17/2038	2.209%	8,435,000	8,116,748
Series 2021-SFR6 Class E1
07/17/2038	2.425%	5,000,000	4,817,241
Subordinated Series 2021-SFR2 Class E2
04/19/2038	2.647%	4,750,000	4,725,020
Subordinated Series 2021-SFR5 Class E2
07/17/2038	2.359%	4,730,000	4,540,238
Subordinated Series 2021-SFR7 Class E1
08/17/2040	2.591%	2,500,000	2,258,023
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	6,000,000	5,741,996
Subordinated Series 2021-SFR8 Class F
10/17/2038	3.181%	1,000,000	969,811
Subordinated Series 2021-SFR9 Class E2
11/17/2040	3.010%	2,899,000	2,668,085
Subordinated Series 2022-SFR1 Class F
02/17/2041	4.880%	13,000,000	12,501,437
Subordinated Series 2022-SFR3 Class F
04/17/2039	6.600%	5,560,000	5,552,203
Progress Residential Trust
Subordinated Series 2022-SFR2 Class E1
04/17/2027	4.550%	3,100,000	3,023,178
Starwood Waypoint Homes Trust(f)
Series 2019-STL Class A
10/11/2026	7.250%	2,300,000	2,253,310
SWCH Commercial Mortgage Trust(a),(b)
Series 2025-DATA Class A
1-month Term SOFR + 1.443% Floor 1.443% 03/15/2042	5.750%	1,515,000	1,497,859
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wachovia Bank Commercial Mortgage Trust(a),(c),(d)
CMO Series 2004-C12 Class
07/15/2041	0.921%	171,389	382
CMO Series 2006-C24 Class XC
03/15/2045	0.000%	337,801	3
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-SAVE Class A
1-month Term SOFR + 1.264% Floor 1.150% 02/15/2040	5.584%	823,767	818,520
Wells Fargo Commercial Mortgage Trust
Series 2025-C64 Class A5
02/15/2058	5.645%	1,867,000	1,921,437
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $264,727,261)			263,590,394

Convertible Bonds 0.1%

Banking 0.1%
BNP Paribas SA(a),(e),(i)
	7.375%	470,000	470,378
NatWest Group PLC(e),(i)
	8.125%	540,000	566,961
UBS Group AG(a),(e),(i)
	9.250%	320,000	365,256
	9.250%	315,000	342,021
Total			1,744,616
Total Convertible Bonds (Cost $1,645,000)			1,744,616

Corporate Bonds & Notes 28.3%

Aerospace & Defense 0.4%
BAE Systems PLC(a)
02/15/2031	1.900%	417,000	354,938
Boeing Co. (The)
03/01/2028	3.250%	258,000	246,457
05/01/2029	6.298%	576,000	603,511
05/01/2031	6.388%	328,000	349,507
05/01/2050	5.805%	1,117,000	1,062,696
05/01/2054	6.858%	1,106,000	1,202,051
05/01/2060	5.930%	898,000	844,119
Bombardier, Inc.(a)
02/15/2028	6.000%	580,000	572,425
Embraer Netherlands Finance BV
02/11/2035	5.980%	1,669,000	1,702,393
Howmet Aerospace, Inc.
10/15/2031	4.850%	857,000	854,693
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lockheed Martin Corp.
12/15/2031	4.700%	1,486,000	1,482,521
08/15/2034	4.800%	1,319,000	1,298,535
05/15/2036	4.500%	317,000	302,592
02/15/2055	5.200%	484,000	457,808
02/15/2064	5.200%	455,000	421,913
RTX Corp.
03/15/2054	6.400%	683,000	747,023
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	168,000	179,607
TransDigm, Inc.
11/15/2027	5.500%	200,000	197,739
TransDigm, Inc.(a)
03/01/2032	6.625%	1,130,000	1,144,223
Total			14,024,751
Agencies 0.0%
Crowley Conro LLC
08/15/2043	4.181%	558,712	497,156
Airlines 0.3%
Air Canada Pass-Through Trust(a)
05/15/2025	4.125%	1,066,713	1,063,968
Series 2017-1 Class A
01/15/2030	3.550%	294,235	273,278
Series 2017-1 Class AA
01/15/2030	3.300%	211,502	197,841
American Airlines Pass-Through Trust
Series 2016-3 Class AA
10/15/2028	3.000%	930,166	874,931
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	597,917	596,163
04/20/2029	5.750%	1,605,000	1,570,102
British Airways Pass-Through Trust(a)
Series 2018-1 Class A
09/20/2031	4.125%	337,856	320,178
Series 2018-1 Class AA
09/20/2031	3.800%	215,745	207,356
Series 2019-1 Class AA
12/15/2032	3.300%	401,903	370,847
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	160,073	150,487
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%	2,084,000	2,074,079
JetBlue Airways Corp./Loyalty LP(a)
09/20/2031	9.875%	490,000	483,363
United Airlines Pass-Through Trust
Series 2016-2 Class A
04/07/2030	3.100%	818,546	751,558

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Airlines, Inc.(a)
04/15/2026	4.375%	535,000	526,021
United Airlines, Inc. Pass-Through Trust
Series 2016-1 Class AA
07/07/2028	3.100%	381,890	361,615
Series 2018-1 Class A
03/01/2030	3.700%	1,044,244	965,926
Series 2018-1 Class AA
03/01/2030	3.500%	330,621	311,494
Series 2019-1 Class A
08/25/2031	4.550%	573,780	534,407
Series 2019-1 Class AA
08/25/2031	4.150%	608,265	579,543
Total			12,213,157
Apartment REIT 0.2%
American Homes 4 Rent LP
04/15/2032	3.625%	1,089,000	988,569
07/15/2034	5.500%	443,000	441,659
04/15/2052	4.300%	488,000	380,634
Essex Portfolio LP
01/15/2031	1.650%	244,000	204,348
06/15/2031	2.550%	562,000	491,261
03/15/2032	2.650%	219,000	187,175
04/01/2034	5.500%	1,140,000	1,149,949
Invitation Homes Operating Partnership LP
08/15/2031	2.000%	188,000	157,256
04/15/2032	4.150%	1,085,000	1,011,536
02/01/2035	4.875%	963,000	921,312
UDR, Inc.
09/01/2026	2.950%	287,000	280,678
08/01/2032	2.100%	210,000	170,642
09/01/2034	5.125%	191,000	187,337
Total			6,572,356
Automotive 0.6%
Adient Global Holdings Ltd.(a)
04/15/2028	7.000%	500,000	501,374
Allison Transmission, Inc.(a)
06/01/2029	5.875%	715,000	713,048
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	693,000	672,895
Dana, Inc.
06/15/2028	5.625%	450,000	443,133
Ford Motor Co.
02/12/2032	3.250%	1,458,000	1,201,361
Ford Motor Credit Co. LLC
02/10/2029	2.900%	4,724,000	4,227,332
05/03/2029	5.113%	363,000	349,979
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Motors Financial Co., Inc.
01/07/2030	5.350%	677,000	675,767
06/10/2031	2.700%	2,411,000	2,056,000
04/04/2034	5.950%	594,000	591,474
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	455,000	422,185
07/15/2031	5.250%	450,000	407,395
Hyundai Capital America(a)
01/08/2026	1.300%	324,000	315,387
06/15/2026	1.500%	200,000	192,526
02/10/2027	3.000%	250,000	242,163
10/15/2027	2.375%	172,000	162,146
11/01/2027	4.875%	813,000	815,049
01/10/2028	1.800%	266,000	245,021
03/27/2030	5.150%	2,039,000	2,032,358
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	246,000	245,936
Toyota Motor Credit Corp.
01/09/2030	4.950%	533,000	540,894
Volkswagen Group of America Finance LLC(a)
03/27/2028	5.050%	977,000	976,739
03/27/2030	5.350%	2,899,000	2,891,732
03/27/2035	5.800%	1,942,000	1,911,048
Total			22,832,942
Banking 8.3%
ABN AMRO Bank NV(a),(e)
10/13/2026	6.575%	500,000	504,909
12/03/2028	4.988%	1,000,000	1,005,844
12/13/2029	2.470%	700,000	645,097
Subordinated
03/13/2037	3.324%	1,000,000	866,999
AIB Group PLC(a),(e)
09/13/2029	6.608%	265,000	279,745
American Express Co.(e)
01/30/2031	5.085%	1,431,000	1,449,239
01/30/2036	5.442%	1,462,000	1,475,875
ANZ New Zealand International Ltd.(a)
02/13/2030	2.550%	298,000	271,391
Banco Bilbao Vizcaya Argentaria SA
03/13/2029	5.381%	2,200,000	2,251,934
Banco Santander SA(e)
09/14/2027	1.722%	200,000	191,463
Banco Santander SA
08/08/2028	5.588%	3,200,000	3,288,064
07/15/2031	5.439%	200,000	204,842
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of America Corp.(e)
07/22/2027	1.734%	4,018,000	3,872,359
04/24/2028	3.705%	495,000	486,419
12/20/2028	3.419%	285,000	276,145
09/15/2029	5.819%	933,000	966,993
01/24/2031	5.162%	2,424,000	2,457,051
02/13/2031	2.496%	1,389,000	1,246,988
07/23/2031	1.898%	584,000	501,865
04/22/2032	2.687%	1,530,000	1,346,720
02/04/2033	2.972%	1,736,000	1,522,122
01/23/2035	5.468%	1,819,000	1,844,963
01/24/2036	5.511%	2,537,000	2,582,139
06/19/2041	2.676%	3,935,000	2,786,725
Subordinated
08/15/2035	5.425%	951,000	929,218
10/25/2035	5.518%	622,000	608,347
02/12/2036	5.744%	1,947,000	1,942,212
Bank of Ireland Group PLC(a),(e)
03/20/2030	5.601%	550,000	562,963
Bank of Montreal(e)
09/10/2030	4.640%	555,000	551,256
Bank of Montreal
06/04/2031	5.511%	357,000	367,942
Bank of New York Mellon Corp. (The)(e)
10/25/2029	6.317%	274,000	289,859
02/11/2031	4.942%	1,819,000	1,833,802
Bank of Nova Scotia (The)(e)
11/10/2032	4.740%	642,000	631,762
Banque Federative du Credit Mutuel SA(a)
10/04/2026	1.604%	745,000	713,109
07/13/2028	5.790%	1,000,000	1,032,918
Barclays PLC(e)
09/10/2030	4.942%	1,260,000	1,255,286
02/25/2031	5.367%	1,955,000	1,976,425
11/02/2033	7.437%	1,620,000	1,806,746
02/25/2036	5.785%	2,348,000	2,359,018
BNP Paribas SA(a),(e)
01/13/2027	1.323%	230,000	223,939
01/09/2030	5.176%	1,790,000	1,810,916
01/13/2033	5.786%	2,452,000	2,506,772
01/20/2033	3.132%	341,000	296,988
Subordinated
11/19/2035	5.906%	2,075,000	2,047,919
BPCE SA(a)
07/19/2027	4.750%	250,000	251,080
01/18/2028	5.125%	2,200,000	2,224,443
BPCE SA(a),(e)
10/19/2027	6.612%	880,000	903,758
10/19/2029	6.714%	1,090,000	1,148,308
01/20/2032	2.277%	855,000	722,778
10/19/2034	7.003%	1,415,000	1,539,550
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/30/2035	5.936%	580,000	585,299
01/14/2036	6.293%	530,000	547,835
Subordinated
10/19/2032	3.116%	1,220,000	1,038,053
CaixaBank SA(a),(e)
09/13/2027	6.684%	530,000	544,925
Canadian Imperial Bank of Commerce
04/08/2029	5.260%	142,000	144,579
Canadian Imperial Bank of Commerce(e)
09/11/2030	4.631%	400,000	395,940
Capital One Financial Corp.(e)
11/02/2027	1.878%	344,000	329,125
Citibank NA
08/06/2029	4.838%	585,000	591,077
04/30/2034	5.570%	1,675,000	1,722,490
Citigroup, Inc.(e),(i)
	6.750%	1,298,000	1,281,383
	6.950%	721,000	719,456
	7.125%	1,932,000	1,976,194
Citigroup, Inc.
01/15/2028	6.625%	170,000	179,655
Citigroup, Inc.(e)
07/24/2028	3.668%	607,000	593,470
03/04/2029	4.786%	2,252,000	2,256,228
02/13/2030	5.174%	561,000	567,630
03/20/2030	3.980%	1,010,000	978,284
09/19/2030	4.542%	7,215,000	7,116,456
01/29/2031	2.666%	549,000	495,024
05/01/2032	2.561%	1,473,000	1,279,558
11/03/2032	2.520%	1,831,000	1,563,919
01/25/2033	3.057%	1,375,000	1,203,597
03/27/2036	5.333%	2,269,000	2,259,094
03/04/2056	5.612%	1,546,000	1,508,946
Subordinated
05/25/2034	6.174%	630,000	643,931
02/13/2035	5.827%	2,652,000	2,635,507
01/24/2036	6.020%	3,457,000	3,485,043
Citizens Financial Group, Inc.(e)
07/23/2032	5.718%	839,000	854,156
Commonwealth Bank of Australia(a)
03/14/2030	4.608%	1,656,000	1,663,957
Commonwealth Bank of Australia(a),(e)
Subordinated
03/14/2046	5.929%	662,000	656,187
Credit Agricole SA(a),(e)
01/26/2027	1.247%	1,790,000	1,740,901
09/11/2028	4.631%	630,000	628,034
10/03/2029	6.316%	1,315,000	1,374,860
01/09/2036	5.862%	805,000	823,210

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Agricole SA(a)
Subordinated
01/14/2030	3.250%	435,000	400,336
Credit Suisse Group AG(a),(e)
02/02/2027	1.305%	1,469,000	1,428,375
01/12/2029	3.869%	250,000	244,295
Danske Bank A/S(a),(e)
03/01/2030	5.705%	320,000	328,929
10/02/2030	4.613%	724,000	713,659
Deutsche Bank AG(e)
07/13/2027	7.146%	420,000	431,861
01/07/2028	2.552%	250,000	240,453
02/08/2028	5.706%	715,000	725,680
09/11/2030	4.999%	1,864,000	1,853,792
Subordinated
01/07/2033	3.742%	2,026,000	1,777,453
Deutsche Bank AG
05/10/2029	5.414%	440,000	451,886
DNB Bank ASA(a),(e)
03/30/2028	1.605%	485,000	457,820
11/05/2030	4.853%	3,790,000	3,817,362
Goldman Sachs Bank(e)
03/18/2027	5.283%	1,978,000	1,990,774
Goldman Sachs Bank USA(e)
05/21/2027	5.414%	3,243,000	3,273,612
Goldman Sachs Group, Inc. (The)(e),(i)
	6.850%	990,000	1,005,491
	7.500%	652,000	686,857
Goldman Sachs Group, Inc. (The)
11/16/2026	3.500%	193,000	189,951
02/07/2030	2.600%	435,000	393,928
Goldman Sachs Group, Inc. (The)(e)
03/09/2027	1.431%	702,000	680,836
02/24/2028	2.640%	1,390,000	1,340,483
03/15/2028	3.615%	610,000	598,477
06/05/2028	3.691%	1,061,000	1,040,306
04/23/2029	3.814%	583,000	569,206
10/24/2029	6.484%	2,992,000	3,160,916
04/25/2030	5.727%	358,000	369,550
07/23/2030	5.049%	994,000	1,002,192
10/23/2030	4.692%	1,926,000	1,913,641
01/28/2031	5.207%	3,713,000	3,763,322
04/22/2032	2.615%	2,235,000	1,950,554
02/24/2033	3.102%	3,592,000	3,164,756
07/23/2035	5.330%	2,318,000	2,306,967
10/23/2035	5.016%	5,519,000	5,367,320
01/28/2036	5.536%	1,005,000	1,018,459
01/28/2056	5.734%	906,000	903,016
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSBC Holdings PLC(e)
08/11/2028	5.210%	1,650,000	1,666,293
09/22/2028	2.013%	1,900,000	1,776,755
03/03/2029	4.889%	2,602,000	2,607,353
05/22/2030	3.973%	1,890,000	1,819,051
11/19/2030	5.286%	2,616,000	2,644,072
03/03/2031	5.130%	2,602,000	2,610,110
08/18/2031	2.357%	284,000	247,261
05/17/2032	5.733%	1,215,000	1,251,525
05/24/2032	2.804%	1,400,000	1,223,321
11/22/2032	2.871%	1,430,000	1,241,535
03/03/2036	5.450%	678,000	674,406
Subordinated
11/18/2035	5.874%	3,422,000	3,394,234
Huntington Bancshares, Inc.(e)
02/02/2035	5.709%	1,301,000	1,314,698
Intesa Sanpaolo SpA(a)
11/28/2033	7.200%	1,440,000	1,596,229
Intesa Sanpaolo SpA(a),(e)
Subordinated
06/01/2042	4.950%	1,626,000	1,306,484
JPMorgan Chase & Co.(e)
10/22/2030	4.603%	2,569,000	2,549,711
01/24/2031	5.140%	1,590,000	1,615,441
07/22/2035	5.294%	989,000	993,863
10/22/2035	4.946%	943,000	923,031
01/24/2036	5.502%	1,590,000	1,624,624
KeyCorp(e)
04/04/2031	5.121%	1,185,000	1,189,173
06/01/2033	4.789%	662,000	634,281
Lloyds Banking Group PLC(e)
05/11/2027	1.627%	356,000	344,258
01/05/2028	5.462%	205,000	207,545
06/05/2030	5.721%	1,100,000	1,132,116
01/05/2035	5.679%	220,000	222,371
Lloyds Banking Group PLC
03/22/2028	4.375%	392,000	388,426
Subordinated
12/10/2025	4.582%	300,000	299,149
M&T Bank Corp.(e)
01/16/2036	5.385%	637,000	624,621
Macquarie Bank Ltd.(a),(e)
Subordinated
03/03/2036	3.052%	280,000	244,967
Macquarie Group Ltd.(a),(e)
01/15/2030	5.033%	297,000	298,744
Mitsubishi UFJ Financial Group, Inc.(e)
07/20/2027	1.538%	420,000	404,133
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mitsubishi UFJ Financial Group, Inc.
07/17/2030	2.048%	549,000	478,107
07/18/2039	3.751%	242,000	206,247
Mizuho Financial Group, Inc.(e)
07/10/2030	5.382%	300,000	306,223
09/13/2030	2.869%	219,000	201,586
Morgan Stanley(e)
01/24/2029	3.772%	260,000	254,238
02/01/2029	5.123%	785,000	795,612
07/20/2029	5.449%	1,253,000	1,281,048
01/16/2030	5.173%	1,514,000	1,533,905
01/23/2030	4.431%	431,000	425,442
07/19/2030	5.042%	5,529,000	5,570,143
01/15/2031	5.230%	4,462,000	4,532,703
02/13/2032	1.794%	3,687,000	3,084,024
04/28/2032	1.928%	2,583,000	2,162,800
01/21/2033	2.943%	229,000	200,717
07/21/2034	5.424%	703,000	710,766
04/19/2035	5.831%	3,360,000	3,481,905
07/19/2035	5.320%	846,000	844,661
01/18/2036	5.587%	3,463,000	3,534,750
04/22/2039	4.457%	170,000	155,709
Subordinated
09/16/2036	2.484%	340,000	281,588
Morgan Stanley Bank(e)
01/14/2028	4.952%	2,732,000	2,749,609
Morgan Stanley Bank NA(e)
07/14/2028	4.968%	2,402,000	2,422,476
01/12/2029	5.016%	5,214,000	5,275,148
National Australia Bank Ltd.(a)
Subordinated
08/21/2030	2.332%	409,000	355,581
National Australia Bank Ltd.(a),(e)
Subordinated
08/02/2034	3.933%	616,000	584,391
Nationwide Building Society(a),(e)
10/18/2027	6.557%	410,000	420,958
02/16/2028	2.972%	210,000	203,179
Nationwide Building Society(a)
07/29/2029	5.127%	556,000	562,825
NatWest Group PLC(e)
03/02/2027	5.847%	340,000	343,565
09/13/2029	5.808%	580,000	597,877
NatWest Markets PLC(a)
09/29/2026	1.600%	1,530,000	1,465,835
05/17/2029	5.410%	1,335,000	1,366,152
03/21/2030	5.022%	1,340,000	1,348,972
Nordea Bank Abp(a)
09/22/2027	5.375%	200,000	203,639
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNC Financial Services Group, Inc. (The)(e)
10/21/2032	4.812%	2,039,000	2,016,135
08/18/2034	5.939%	439,000	456,736
10/20/2034	6.875%	1,334,000	1,474,848
01/22/2035	5.676%	273,000	279,512
Royal Bank of Canada(e)
10/18/2030	4.650%	3,308,000	3,281,191
Royal Bank of Scotland Group PLC
04/05/2026	4.800%	375,000	376,193
Royal Bank of Scotland Group PLC(e)
05/08/2030	4.445%	208,000	203,768
Santander Holdings USA, Inc.(e)
03/20/2031	5.741%	831,000	837,069
05/31/2035	6.342%	1,013,000	1,035,502
Santander UK Group Holdings PLC(e)
09/11/2030	4.858%	3,230,000	3,199,510
04/15/2031	5.694%	479,000	488,755
03/15/2032	2.896%	384,000	338,094
Societe Generale SA(a),(e)
12/14/2026	1.488%	1,601,000	1,564,118
01/12/2027	6.447%	600,000	607,158
01/19/2028	2.797%	1,510,000	1,453,374
01/10/2029	6.446%	600,000	621,706
01/19/2030	5.634%	349,000	354,890
06/09/2032	2.889%	1,240,000	1,067,457
04/13/2033	6.100%	2,195,000	2,248,906
01/19/2035	6.066%	351,000	356,273
Subordinated
01/19/2055	7.132%	344,000	339,713
Societe Generale SA(a)
01/22/2030	3.000%	354,000	323,476
Subordinated
01/10/2053	7.367%	344,000	353,103
Standard Chartered PLC(a),(e)
01/14/2027	1.456%	460,000	448,250
05/14/2028	5.688%	715,000	727,151
11/16/2028	7.767%	1,200,000	1,284,225
01/09/2029	6.301%	771,000	798,392
02/08/2030	7.018%	607,000	648,587
05/14/2035	5.905%	1,405,000	1,436,199
State Street Corp.(e),(i)
	6.700%	608,000	621,943
State Street Corp.
02/28/2028	4.536%	2,574,000	2,585,569
02/28/2030	4.729%	2,575,000	2,589,242
Sumitomo Mitsui Financial Group, Inc.
01/13/2028	5.520%	310,000	318,146
07/16/2029	3.040%	769,000	718,951
07/09/2031	5.424%	550,000	564,410

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Svenska Handelsbanken AB(a)
06/15/2028	5.500%	1,790,000	1,836,803
Swedbank AB(a)
11/20/2029	4.998%	1,941,000	1,966,582
Toronto-Dominion Bank (The)
07/17/2028	5.523%	265,000	272,365
Truist Financial Corp.(e)
10/30/2029	7.161%	942,000	1,013,937
01/26/2034	5.122%	1,490,000	1,460,122
06/08/2034	5.867%	477,000	490,354
01/24/2035	5.711%	353,000	360,451
UBS Group AG(a),(e)
05/12/2028	4.751%	1,480,000	1,480,451
08/13/2030	3.126%	3,762,000	3,497,813
09/13/2030	5.617%	1,475,000	1,513,003
09/06/2045	5.379%	1,935,000	1,843,967
UniCredit SpA(a),(e)
09/22/2026	2.569%	373,000	368,824
US Bancorp(e)
01/23/2030	5.384%	309,000	315,034
07/23/2030	5.100%	589,000	595,327
01/23/2035	5.678%	200,000	204,411
Wells Fargo & Co.(e),(i)
	6.850%	1,421,000	1,473,899
Wells Fargo & Co.(e)
04/22/2028	5.707%	1,003,000	1,024,702
07/25/2028	4.808%	1,979,000	1,985,332
07/25/2029	5.574%	630,000	646,915
10/23/2029	6.303%	2,611,000	2,744,692
01/24/2031	5.244%	2,950,000	2,998,775
07/25/2033	4.897%	998,000	983,697
04/24/2034	5.389%	1,074,000	1,081,098
07/25/2034	5.557%	1,323,000	1,345,019
10/23/2034	6.491%	539,000	581,587
12/03/2035	5.211%	2,838,000	2,816,811
04/30/2041	3.068%	1,804,000	1,344,058
Total			316,086,466
Brokerage/Asset Managers/Exchanges 0.0%
Apollo Global Management, Inc.
05/21/2054	5.800%	393,000	388,091
Ares Management Corp.
10/11/2054	5.600%	964,000	896,185
Total			1,284,276
Building Materials 0.2%
Builders FirstSource, Inc.(a)
02/01/2032	4.250%	1,035,000	927,542
CRH America Finance, Inc.
01/09/2035	5.500%	1,038,000	1,050,869
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CRH SMW Finance DAC
01/09/2030	5.125%	1,038,000	1,050,204
Knife River Corp.(a)
05/01/2031	7.750%	480,000	500,998
Masterbrand, Inc.(a)
07/15/2032	7.000%	675,000	674,609
Smyrna Ready Mix Concrete LLC(a)
11/01/2028	6.000%	575,000	557,671
Standard Industries, Inc.(a)
01/15/2028	4.750%	535,000	517,974
07/15/2030	4.375%	1,025,000	945,462
Total			6,225,329
Cable and Satellite 0.7%
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	1,439,000	1,392,463
03/01/2030	4.750%	3,300,000	3,058,011
02/01/2031	4.250%	1,160,000	1,027,732
Charter Communications Operating LLC
06/01/2034	6.550%	701,000	721,027
Charter Communications Operating LLC/Capital
06/01/2029	6.100%	1,666,000	1,721,010
02/01/2032	2.300%	355,000	287,381
04/01/2038	5.375%	227,000	204,459
06/01/2041	3.500%	326,000	225,944
03/01/2042	3.500%	2,980,000	2,037,557
03/01/2050	4.800%	313,000	235,864
04/01/2051	3.700%	346,000	218,087
06/01/2052	3.900%	1,231,000	795,979
04/01/2053	5.250%	780,000	629,169
04/01/2063	5.500%	332,000	265,972
Comcast Corp.
06/01/2034	5.300%	348,000	353,528
08/15/2034	4.200%	320,000	298,238
03/01/2038	3.900%	913,000	783,847
11/01/2051	2.887%	336,000	204,610
11/01/2052	4.049%	612,000	464,570
05/15/2053	5.350%	3,801,000	3,543,168
11/01/2056	2.937%	3,950,000	2,319,543
11/01/2063	2.987%	710,000	401,773
CSC Holdings LLC(a)
02/01/2029	6.500%	1,362,000	1,130,139
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	375,000	363,524
DISH Network Corp.(a)
11/15/2027	11.750%	1,000,000	1,053,629
Hughes Satellite Systems Corp.
08/01/2026	6.625%	540,000	444,999
Intelsat Jackson Holdings SA(a)
03/15/2030	6.500%	1,250,000	1,189,784
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	889,000	868,542
07/15/2028	4.000%	950,000	885,471
07/01/2029	5.500%	155,000	149,720
Total			27,275,740
Chemicals 0.2%
Avient Corp.(a)
08/01/2030	7.125%	470,000	480,079
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	371,000	364,608
Braskem Idesa SAPI(a)
02/20/2032	6.990%	247,000	185,303
Chemours Co. (The)(a)
11/15/2028	5.750%	955,000	882,746
CVR Partners LP/Nitrogen Finance Corp.(a)
06/15/2028	6.125%	474,000	458,417
Dow Chemical Co. (The)
03/15/2035	5.350%	1,657,000	1,640,775
03/15/2055	5.950%	553,000	534,879
Element Solutions, Inc.(a)
09/01/2028	3.875%	235,000	221,313
INEOS Finance PLC(a)
05/15/2028	6.750%	500,000	502,362
Nutrien Ltd.
03/15/2035	4.125%	185,000	166,364
04/01/2049	5.000%	166,000	147,086
Sherwin-Williams Co. (The)
09/01/2031	4.800%	557,000	554,938
Total			6,138,870
Construction Machinery 0.6%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	1,319,000	1,324,172
05/14/2027	5.000%	1,925,000	1,954,277
02/27/2029	4.850%	1,270,000	1,289,557
08/16/2029	4.375%	1,319,000	1,315,935
Deere & Co.
01/16/2035	5.450%	2,891,000	2,995,391
01/19/2055	5.700%	1,337,000	1,390,653
EquipmentShare.com, Inc.(a)
05/15/2032	8.625%	530,000	547,931
Herc Holdings, Inc.(a)
07/15/2027	5.500%	630,000	627,740
John Deere Capital Corp.
09/08/2026	5.150%	1,177,000	1,192,873
01/08/2027	4.500%	1,591,000	1,599,488
09/15/2027	4.150%	1,262,000	1,259,734
01/07/2028	4.650%	1,244,000	1,260,064
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/11/2029	4.850%	209,000	212,314
04/11/2034	5.100%	1,600,000	1,618,314
06/12/2034	5.050%	1,450,000	1,457,480
Ritchie Bros Holdings, Inc.(a)
03/15/2031	7.750%	265,000	277,270
Terex Corp.(a)
05/15/2029	5.000%	520,000	496,126
United Rentals North America, Inc.
01/15/2028	4.875%	591,000	581,697
01/15/2030	5.250%	765,000	751,730
Total			22,152,746
Consumer Cyclical Services 0.2%
ADT Security Corp. (The)(a)
07/15/2032	4.875%	580,000	541,393
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	235,000	222,666
Arches Buyer, Inc.(a)
06/01/2028	4.250%	160,000	146,074
Ford Foundation (The)
06/01/2070	2.815%	335,000	188,393
Garda World Security Corp(a)
02/15/2027	4.625%	378,000	367,584
Prime Security Services Borrower LLC/Finance, Inc.(a)
01/15/2028	6.250%	285,000	284,472
Rollins, Inc.(a)
02/24/2035	5.250%	773,000	769,671
Service Corp. International
06/01/2029	5.125%	630,000	615,263
Uber Technologies, Inc.
09/15/2034	4.800%	2,004,000	1,951,183
09/15/2054	5.350%	764,000	715,123
Total			5,801,822
Consumer Products 0.1%
ACCO Brands Corp.(a)
03/15/2029	4.250%	645,000	583,086
Amer Sports Co.(a)
02/16/2031	6.750%	395,000	404,766
Edgewell Personal Care Co.(a)
06/01/2028	5.500%	508,000	497,722
Energizer Holdings, Inc.(a)
06/15/2028	4.750%	645,000	616,659
Newell Brands, Inc.
09/15/2029	6.625%	1,080,000	1,082,166
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	795,000	741,492

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tempur Sealy International, Inc.(a)
04/15/2029	4.000%	905,000	840,708
Total			4,766,599
Diversified Manufacturing 0.1%
Chart Industries, Inc.(a)
01/01/2030	7.500%	835,000	866,909
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	865,000	866,604
Griffon Corp.
03/01/2028	5.750%	636,000	622,163
Honeywell International, Inc.
03/01/2054	5.250%	332,000	315,447
Madison IAQ LLC(a)
06/30/2028	4.125%	475,000	448,149
TriMas Corp.(a)
04/15/2029	4.125%	505,000	469,063
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	1,010,000	1,022,976
Total			4,611,311
Electric 2.7%
AEP Transmission Co. LLC
09/15/2049	3.150%	348,000	233,209
08/15/2051	2.750%	455,000	276,524
Alabama Power Co.
04/02/2035	5.100%	895,000	895,249
07/15/2051	3.125%	122,000	80,384
Alliant Energy Finance LLC(a)
06/06/2027	5.400%	155,000	156,731
Ameren Illinois Co.
07/01/2054	5.550%	500,000	494,558
American Transmission Systems, Inc.(a)
01/15/2032	2.650%	393,000	337,456
Baltimore Gas and Electric Co.
06/15/2031	2.250%	844,000	734,765
08/15/2046	3.500%	299,000	218,235
Calpine Corp.(a)
02/15/2028	4.500%	640,000	620,591
02/01/2029	4.625%	880,000	844,404
CenterPoint Energy Houston Electric LLC
03/01/2052	3.600%	624,000	449,436
Commonwealth Edison Co.
06/15/2046	3.650%	156,000	117,022
Connecticut Light & Power Co. (The)
04/01/2048	4.000%	173,000	136,802
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consolidated Edison Co. of New York, Inc.
03/15/2034	5.500%	1,612,000	1,663,633
05/15/2034	5.375%	972,000	993,479
12/01/2051	3.200%	189,000	124,433
05/15/2054	5.700%	647,000	644,538
03/15/2055	5.500%	1,133,000	1,098,933
Consumers Energy Co.
01/15/2030	4.700%	718,000	720,865
05/15/2033	4.625%	558,000	544,482
Dominion Energy, Inc.(e)
06/01/2054	7.000%	269,000	283,411
02/01/2055	6.875%	422,000	435,728
05/15/2055	6.625%	1,064,000	1,058,971
DTE Electric Co.
06/15/2042	3.950%	278,000	226,326
04/01/2043	4.000%	614,000	508,385
03/01/2050	2.950%	985,000	644,597
03/01/2052	3.650%	451,000	333,113
DTE Energy Co.
04/01/2030	5.200%	1,382,000	1,399,660
06/01/2034	5.850%	906,000	936,133
Duke Energy Carolinas LLC
12/01/2028	6.000%	162,000	169,848
04/15/2031	2.550%	385,000	341,017
03/15/2032	2.850%	1,048,000	922,098
03/15/2035	5.250%	921,000	932,447
12/15/2041	4.250%	248,000	211,994
03/15/2052	3.550%	764,000	539,140
01/15/2053	5.350%	740,000	706,670
Duke Energy Corp.
06/15/2051	3.500%	523,000	355,912
06/15/2054	5.800%	317,000	309,841
Duke Energy Florida LLC
12/15/2031	2.400%	841,000	728,956
Duke Energy Indiana LLC
04/01/2050	2.750%	1,509,000	920,944
Duke Energy Ohio, Inc.
04/01/2033	5.250%	1,331,000	1,349,931
02/01/2049	4.300%	234,000	186,942
Duke Energy Progress LLC
03/15/2035	5.050%	833,000	828,567
04/01/2035	5.700%	236,000	242,068
10/15/2046	3.700%	448,000	336,173
09/15/2047	3.600%	237,000	174,638
08/15/2050	2.500%	852,000	498,106
Duquesne Light Holdings, Inc.(a)
08/01/2027	3.616%	508,000	494,601
10/01/2030	2.532%	293,000	257,696
Edison International
11/15/2028	5.250%	159,000	156,822
06/15/2029	5.450%	289,000	285,007
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Edison International(e)
06/15/2053	8.125%	1,083,000	1,056,532
Emera US Finance LP
06/15/2031	2.639%	475,000	410,184
06/15/2046	4.750%	488,000	402,237
Enel Finance International NV(a)
04/06/2028	3.500%	335,000	323,575
06/26/2029	5.125%	820,000	828,077
06/26/2034	5.500%	1,235,000	1,238,936
Enel Finance International NV(a),(e)
07/12/2031	2.500%	921,000	790,401
Entergy Arkansas LLC
01/15/2033	5.150%	1,266,000	1,279,869
06/15/2051	2.650%	1,008,000	592,254
Entergy Corp.(e)
12/01/2054	7.125%	738,000	749,606
Entergy Louisiana LLC
03/15/2051	2.900%	697,000	430,818
03/15/2054	5.700%	286,000	282,254
Entergy Mississippi LLC
09/01/2033	5.000%	396,000	392,073
04/15/2055	5.800%	826,000	821,458
Entergy Texas, Inc.
03/15/2031	1.750%	1,327,000	1,122,683
09/15/2054	5.550%	405,000	388,637
Eversource Energy
07/01/2027	4.600%	180,000	180,112
Exelon Corp.
03/15/2031	5.125%	1,105,000	1,116,686
03/15/2055	5.875%	1,271,000	1,267,656
Exelon Corp.(e)
03/15/2055	6.500%	190,000	189,055
Exelon Generation Co. LLC
10/01/2041	5.750%	644,000	634,065
06/15/2042	5.600%	1,260,000	1,217,452
Florida Power & Light Co.
09/01/2035	5.400%	152,000	153,461
03/15/2055	5.700%	816,000	833,351
Fortis, Inc.
10/04/2026	3.055%	111,000	108,477
Georgia Power Co.
03/15/2035	5.200%	331,000	333,236
ITC Holdings Corp.(a)
09/22/2027	4.950%	262,000	263,857
05/14/2030	2.950%	420,000	383,276
06/01/2033	5.400%	555,000	558,195
05/09/2034	5.650%	934,000	950,846
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jersey Central Power & Light Co.(a)
01/15/2026	4.300%	205,000	204,025
03/01/2032	2.750%	2,297,000	1,984,095
01/15/2035	5.100%	751,000	742,241
Kansas City Power & Light Co.
06/15/2047	4.200%	297,000	238,929
Metropolitan Edison Co.(a)
04/01/2028	5.200%	649,000	658,570
01/15/2029	4.300%	992,000	977,277
MidAmerican Energy Co.
11/01/2035	5.750%	469,000	491,927
08/01/2052	2.700%	731,000	445,228
Mid-Atlantic Interstate Transmission LLC(a)
05/15/2028	4.100%	140,000	138,307
Mississippi Power Co.
03/15/2042	4.250%	430,000	363,908
07/30/2051	3.100%	1,012,000	659,113
Nevada Power Co.
04/01/2036	6.650%	225,000	247,067
09/15/2040	5.375%	389,000	385,651
NextEra Energy Capital Holdings, Inc.(e)
06/15/2054	6.750%	388,000	396,966
08/15/2055	6.375%	405,000	407,089
08/15/2055	6.500%	305,000	308,643
Niagara Mohawk Power Corp.(a)
10/01/2034	4.278%	167,000	154,138
Northern States Power Co.
06/01/2052	4.500%	350,000	295,044
03/15/2054	5.400%	511,000	495,621
NRG Energy, Inc.(a)
12/02/2025	2.000%	86,000	84,199
12/02/2027	2.450%	259,000	242,875
06/15/2029	4.450%	154,000	149,361
06/15/2029	5.250%	1,165,000	1,135,372
NRG Energy, Inc.
01/15/2028	5.750%	705,000	704,212
NSTAR Electric Co.
06/01/2034	5.400%	975,000	990,797
03/01/2035	5.200%	497,000	496,569
Ohio Power Co.
10/01/2051	2.900%	517,000	320,185
Oncor Electric Delivery Co. LLC(a)
04/01/2035	5.350%	777,000	785,943
04/01/2055	5.800%	906,000	909,527
Pacific Gas and Electric Co.
03/01/2026	2.950%	1,046,000	1,027,678
01/15/2029	6.100%	106,000	109,527
07/01/2030	4.550%	1,356,066	1,310,886
06/15/2033	6.400%	1,154,000	1,205,907
06/01/2041	4.200%	490,000	389,212

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2044	4.750%	284,000	236,005
12/01/2047	3.950%	1,989,000	1,451,563
07/01/2050	4.950%	2,411,000	2,010,374
08/01/2050	3.500%	320,000	212,389
10/01/2054	5.900%	151,000	142,769
PacifiCorp
02/15/2050	4.150%	689,000	531,401
Palomino Funding Trust I(a)
05/17/2028	7.233%	500,000	526,334
PECO Energy Co.
06/15/2050	2.800%	388,000	243,836
09/15/2051	2.850%	1,018,000	634,430
Pennsylvania Electric Co.(a)
03/30/2026	5.150%	633,000	636,681
03/15/2028	3.250%	822,000	792,055
PG&E Corp.
07/01/2028	5.000%	186,000	181,083
07/01/2030	5.250%	610,000	585,983
PG&E Corp.(e)
03/15/2055	7.375%	1,777,000	1,751,702
Potomac Electric Power Co.
12/15/2038	7.900%	97,000	122,043
03/15/2043	4.150%	198,000	165,469
PPL Capital Funding, Inc.
09/01/2034	5.250%	587,000	584,087
PPL Electric Utilities Corp.
05/15/2053	5.250%	159,000	152,021
Public Service Co. of Colorado
01/15/2051	2.700%	359,000	213,175
Public Service Co. of Oklahoma
08/15/2051	3.150%	571,000	368,692
Public Service Electric and Gas Co.
08/15/2031	1.900%	1,451,000	1,231,408
03/01/2035	5.050%	975,000	980,038
05/01/2050	2.700%	395,000	243,846
08/01/2050	2.050%	234,000	124,065
03/01/2055	5.500%	387,000	381,609
Public Service Enterprise Group, Inc.
04/01/2034	5.450%	1,087,000	1,097,625
03/15/2035	5.400%	607,000	610,448
Puget Sound Energy, Inc.
09/15/2051	2.893%	571,000	355,252
06/15/2054	5.685%	1,143,000	1,131,372
Saavi Energia Sarl(a)
02/10/2035	8.875%	549,000	555,036
San Diego Gas & Electric Co.
08/15/2028	4.950%	495,000	501,836
04/15/2035	5.400%	664,000	669,186
08/15/2051	2.950%	431,000	270,557
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern California Edison Co.
03/01/2028	3.650%	147,000	142,276
03/15/2030	5.250%	1,625,000	1,634,255
06/01/2031	5.450%	349,000	353,474
06/01/2034	5.200%	210,000	204,825
03/01/2035	5.450%	999,000	990,164
02/01/2038	5.950%	166,000	166,917
03/01/2048	4.125%	636,000	479,076
12/01/2053	5.875%	1,241,000	1,189,114
03/01/2055	5.900%	250,000	240,509
Southern Power Co.
09/15/2041	5.150%	315,000	296,326
Southwestern Electric Power Co.
04/01/2033	5.300%	270,000	270,691
04/01/2045	3.900%	338,000	259,041
Southwestern Public Service Co.
08/15/2041	4.500%	260,000	224,776
Toledo Edison Co. (The)
05/15/2037	6.150%	116,000	125,472
Tucson Electric Power Co.
04/15/2053	5.500%	323,000	309,132
Union Electric Co.
01/15/2054	5.250%	357,000	334,215
Virginia Electric and Power Co.
11/15/2051	2.950%	844,000	523,911
Vistra Operations Co. LLC(a)
12/30/2026	5.050%	1,361,000	1,366,406
02/15/2027	5.625%	1,115,000	1,111,299
07/31/2027	5.000%	690,000	680,224
10/15/2031	7.750%	370,000	387,659
04/15/2034	6.000%	3,180,000	3,228,756
Total			101,129,767
Environmental 0.1%
GFL Environmental, Inc.(a)
06/15/2029	4.750%	365,000	351,299
01/15/2031	6.750%	1,062,000	1,094,476
Republic Services, Inc.
02/15/2031	1.450%	294,000	244,644
03/15/2035	5.150%	553,000	556,260
Total			2,246,679
Finance Companies 0.6%
AerCap Ireland Capital DAC/Global Aviation Trust
10/29/2026	2.450%	940,000	908,460
10/29/2028	3.000%	235,000	220,722
09/10/2029	4.625%	415,000	410,643
AerCap Ireland Capital DAC/Global Aviation Trust(e)
03/10/2055	6.950%	560,000	572,873
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apollo Debt Solutions BDC(a)
03/15/2032	6.550%	955,000	967,674
Ares Strategic Income Fund(a)
03/21/2032	6.200%	1,273,000	1,265,580
Avolon Holdings Funding Ltd.(a)
01/15/2026	5.500%	1,334,000	1,339,359
02/21/2026	2.125%	200,000	195,298
11/18/2027	2.528%	2,019,000	1,890,797
05/04/2028	6.375%	146,000	151,012
03/01/2029	5.750%	1,264,000	1,287,124
11/15/2029	5.750%	3,413,000	3,477,790
01/15/2030	5.150%	537,000	532,186
Bain Capital Specialty Finance, Inc.
03/15/2030	5.950%	856,000	841,729
Blackstone Private Credit Fund
01/29/2032	6.000%	1,428,000	1,413,911
Blackstone Private Credit Fund(a)
11/22/2034	6.000%	786,000	756,160
Blue Owl Credit Income Corp.(a)
09/15/2029	6.600%	1,272,000	1,291,863
FS KKR Capital Corp.
01/15/2030	6.125%	1,819,000	1,808,215
Macquarie Airfinance Holdings Ltd.(a)
03/17/2030	5.150%	231,000	228,351
Nationstar Mortgage Holdings, Inc.(a)
01/15/2027	6.000%	736,000	735,832
Oaktree Specialty Lending Corp.
02/27/2030	6.340%	1,094,000	1,090,037
OneMain Finance Corp.
05/15/2029	6.625%	530,000	531,687
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	1,025,000	945,447
Springleaf Finance Corp.
03/15/2026	7.125%	475,000	481,985
11/15/2029	5.375%	530,000	504,621
Total			23,849,356
Food and Beverage 0.9%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	4,971,000	4,793,831
02/01/2046	4.900%	135,000	124,483
Anheuser-Busch InBev Worldwide, Inc.
01/23/2039	5.450%	646,000	655,658
Bunge Ltd. Finance Corp.
08/17/2025	1.630%	652,000	644,228
09/17/2029	4.200%	1,331,000	1,309,043
09/17/2034	4.650%	2,446,000	2,363,999
Cargill, Inc.(a)
11/01/2036	7.250%	300,000	334,020
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Central American Bottling Corp/CBC Bottling Holdco SL/Beliv Holdco SL(a)
04/27/2029	5.250%	200,000	191,530
Coca-Cola Co. (The)
01/14/2055	5.200%	309,000	297,636
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	450,000	445,146
JBS SA/Food Co./Finance, Inc.
04/01/2033	5.750%	645,000	655,974
JBS USA Holding Lux Sarl/Food Co./Sarl
11/15/2053	7.250%	1,891,000	2,135,472
JBS USA Lux SA/Food Co./Finance, Inc.
12/01/2031	3.750%	452,000	413,362
01/15/2032	3.625%	1,682,000	1,515,046
05/15/2032	3.000%	2,387,000	2,052,392
12/01/2052	6.500%	983,000	1,023,192
JBS USA LUX Sarl/Food Co./Foods Group(a)
04/20/2035	5.950%	519,000	533,652
02/25/2055	6.375%	315,000	324,393
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	345,000	337,072
Mars, Inc.(a)
03/01/2030	4.800%	4,600,000	4,628,098
03/01/2032	5.000%	2,140,000	2,149,646
03/01/2035	5.200%	2,050,000	2,060,340
05/01/2045	5.650%	351,000	351,761
PepsiCo, Inc.
08/13/2042	3.600%	740,000	591,444
Performance Food Group, Inc.(a)
10/15/2027	5.500%	780,000	772,799
Post Holdings, Inc.(a)
04/15/2030	4.625%	675,000	630,283
Sysco Corp.
09/23/2030	5.100%	1,609,000	1,633,520
Tyson Foods, Inc.
03/15/2034	5.700%	945,000	966,812
08/15/2044	5.150%	354,000	325,640
Total			34,260,472
Gaming 0.1%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	1,060,000	973,822
MGM Resorts International
09/15/2029	6.125%	585,000	579,225
04/15/2032	6.500%	320,000	313,921
Station Casinos LLC(a)
02/15/2028	4.500%	550,000	527,337
VICI Properties LP(j)
04/01/2035	5.625%	1,163,000	1,157,613

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Las Vegas LLC/Capital Corp.(a)
05/15/2027	5.250%	515,000	509,346
Wynn Macau Ltd.(a)
08/26/2028	5.625%	495,000	476,202
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	805,000	772,579
Total			5,310,045
Health Care 1.0%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	705,000	686,861
AdaptHealth LLC(a)
08/01/2029	4.625%	460,000	418,652
Alcon Finance Corp.(a)
12/06/2032	5.375%	2,451,000	2,490,597
Avantor Funding, Inc.(a)
07/15/2028	4.625%	445,000	429,727
Baxter International, Inc.
04/01/2031	1.730%	994,000	831,096
Becton Dickinson & Co.
06/07/2029	5.081%	630,000	639,171
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	380,000	363,031
Cigna Corp.
07/15/2046	4.800%	125,000	108,693
Cigna Group (The)
02/15/2054	5.600%	656,000	625,144
CommonSpirit Health
10/01/2029	3.347%	593,000	558,182
CVS Health Corp.
06/01/2031	5.550%	1,270,000	1,296,661
03/25/2038	4.780%	675,000	606,978
CVS Pass-Through Trust(a)
10/10/2025	6.204%	14,506	14,475
01/10/2034	5.926%	470,384	472,558
01/10/2036	4.704%	1,177,403	1,121,871
DaVita, Inc.(a)
06/01/2030	4.625%	875,000	806,447
Encompass Health Corp.
02/01/2030	4.750%	745,000	716,073
HCA, Inc.
06/15/2029	4.125%	4,206,000	4,084,746
03/01/2032	5.500%	1,105,000	1,114,503
03/15/2032	3.625%	1,022,000	923,938
04/01/2034	5.600%	261,000	262,042
09/15/2034	5.450%	510,000	504,863
03/01/2035	5.750%	737,000	743,555
06/15/2039	5.125%	178,000	164,926
06/15/2047	5.500%	1,212,000	1,116,888
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/15/2049	5.250%	1,785,000	1,567,442
03/15/2052	4.625%	1,599,000	1,269,466
06/01/2053	5.900%	2,098,000	2,001,241
04/01/2054	6.000%	214,000	207,119
03/01/2055	6.200%	884,000	877,342
Hologic, Inc.(a)
02/15/2029	3.250%	525,000	484,332
IQVIA, Inc.(a)
05/15/2027	5.000%	708,000	698,563
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	1,590,000	1,485,799
Quest Diagnostics, Inc.
12/15/2029	4.625%	586,000	583,690
Stryker Corp.
02/10/2030	4.850%	1,809,000	1,826,642
Tenet Healthcare Corp.
02/01/2027	6.250%	625,000	625,173
06/01/2029	4.250%	221,000	208,588
06/15/2030	6.125%	2,170,000	2,163,199
Zimmer Biomet Holdings, Inc.
02/19/2035	5.500%	992,000	1,008,927
Total			36,109,201
Healthcare Insurance 0.5%
Aetna, Inc.
12/15/2037	6.750%	156,000	167,844
Elevance Health, Inc.
06/15/2029	5.150%	1,396,000	1,424,055
02/15/2030	4.750%	1,576,000	1,584,373
11/01/2031	4.950%	1,261,000	1,265,010
06/15/2034	5.375%	625,000	632,743
02/15/2035	5.200%	1,286,000	1,289,041
02/15/2055	5.700%	630,000	614,006
UnitedHealth Group, Inc.
04/15/2027	4.600%	1,322,000	1,330,701
07/15/2034	5.150%	552,000	555,388
08/15/2039	3.500%	185,000	150,455
05/15/2041	3.050%	297,000	218,610
07/15/2044	5.500%	774,000	762,240
02/15/2053	5.875%	1,692,000	1,712,569
04/15/2053	5.050%	2,198,000	1,985,160
04/15/2054	5.375%	660,000	625,149
07/15/2054	5.625%	2,646,000	2,596,804
07/15/2064	5.750%	683,000	672,273
Total			17,586,421
Healthcare REIT 0.0%
Alexandria Real Estate Equities, Inc.
12/15/2030	4.900%	270,000	269,075
02/01/2050	4.000%	111,000	82,686
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCP, Inc.
07/15/2029	3.500%	119,000	112,923
Healthcare Trust of America Holdings LP
02/15/2030	3.100%	367,000	336,603
Sabra Health Care LP
12/01/2031	3.200%	348,000	301,532
Ventas Realty LP
07/01/2034	5.625%	323,000	328,446
Total			1,431,265
Independent Energy 0.7%
Aker BP ASA(a)
10/01/2034	5.125%	470,000	449,240
10/01/2054	5.800%	300,000	273,333
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
12/31/2028	8.250%	680,000	692,922
Baytex Energy Corp.(a)
04/30/2030	8.500%	660,000	671,314
California Resources Corp.(a)
02/01/2026	7.125%	121,000	120,798
Chesapeake Energy Corp.(a)
04/15/2029	6.750%	175,000	177,164
Chord Energy Corp.(a)
03/15/2033	6.750%	230,000	228,991
Civitas Resources, Inc.(a)
07/01/2028	8.375%	225,000	232,435
11/01/2030	8.625%	230,000	237,296
07/01/2031	8.750%	1,325,000	1,363,031
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	715,000	706,227
Comstock Resources, Inc.(a)
03/01/2029	6.750%	700,000	684,364
ConocoPhillips Co.
01/15/2030	4.700%	834,000	838,901
01/15/2035	5.000%	1,120,000	1,108,705
03/15/2054	5.550%	1,914,000	1,854,366
Coterra Energy, Inc.
02/15/2055	5.900%	799,000	758,875
Crescent Energy Finance LLC(a)
02/15/2028	9.250%	875,000	910,229
Devon Energy Corp.
09/15/2034	5.200%	1,658,000	1,598,726
09/15/2054	5.750%	510,000	466,781
Diamondback Energy, Inc.
04/18/2027	5.200%	640,000	647,918
01/30/2030	5.150%	1,195,000	1,212,200
04/01/2035	5.550%	1,656,000	1,662,218
03/24/2051	4.400%	404,000	315,550
04/18/2054	5.750%	1,014,000	954,656
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/18/2064	5.900%	322,000	302,299
Encino Acquisition Partners Holdings LLC(a)
05/01/2028	8.500%	360,000	365,425
Hess Corp.
02/15/2041	5.600%	498,000	499,451
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	1,090,000	1,054,299
Matador Resources Co.(a)
04/15/2028	6.875%	270,000	272,945
04/15/2032	6.500%	425,000	421,647
Occidental Petroleum Corp.
03/15/2040	6.200%	847,000	838,211
Ovintiv, Inc.
07/15/2033	6.250%	116,000	119,919
Permian Resources Operating LLC(a)
07/15/2031	9.875%	160,000	175,317
01/15/2032	7.000%	300,000	307,212
Pioneer Natural Resources Co.
08/15/2030	1.900%	346,000	301,053
SM Energy Co.
09/15/2026	6.750%	280,000	279,952
01/15/2027	6.625%	580,000	578,944
Southwestern Energy Co.
02/01/2029	5.375%	745,000	742,330
02/01/2032	4.750%	1,840,000	1,742,587
Vital Energy, Inc.(a)
04/15/2032	7.875%	260,000	241,920
Total			26,409,751
Integrated Energy 0.4%
BP Capital Markets America, Inc.
01/12/2032	2.721%	1,722,000	1,510,898
02/13/2033	4.812%	733,000	721,017
09/11/2033	4.893%	701,000	690,781
11/17/2034	5.227%	1,160,000	1,165,901
11/10/2050	2.772%	558,000	341,799
06/04/2051	2.939%	270,000	170,007
03/17/2052	3.001%	2,132,000	1,350,441
BP Capital Markets PLC(e),(i)
	4.375%	618,000	615,157
Chevron USA, Inc.
04/15/2032	4.819%	644,000	647,749
04/15/2035	4.980%	643,000	644,732
Eni SpA(a)
05/15/2054	5.950%	1,665,000	1,630,063
Exxon Mobil Corp.
08/16/2039	2.995%	220,000	170,906
ORLEN SA(a)
01/30/2035	6.000%	406,000	415,986

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Total Capital International SA
06/29/2041	2.986%	379,000	275,952
05/29/2050	3.127%	988,000	656,601
TotalEnergies Capital SA
04/05/2054	5.488%	1,075,000	1,039,464
09/10/2054	5.275%	1,050,000	989,661
04/05/2064	5.638%	1,607,000	1,569,388
09/10/2064	5.425%	332,000	312,154
Total			14,918,657
Leisure 0.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	595,000	560,705
Carnival Corp.(a)
02/15/2033	6.125%	985,000	970,468
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	480,000	481,969
Cinemark USA, Inc.(a)
07/15/2028	5.250%	310,000	300,960
Live Nation Entertainment, Inc.(a)
05/15/2027	6.500%	475,000	480,325
10/15/2027	4.750%	435,000	424,429
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	340,000	340,987
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	166,000	166,299
Total			3,726,142
Life Insurance 0.2%
AIA Group Ltd.(a)
Subordinated
09/16/2040	3.200%	540,000	415,481
Allianz SE(a),(e)
09/03/2054	5.600%	1,200,000	1,183,402
CNO Global Funding(a)
06/04/2027	5.875%	633,000	649,180
Metropolitan Life Global Funding I(a)
03/28/2033	5.150%	1,083,000	1,085,514
New York Life Global Funding(a)
01/10/2028	3.000%	310,000	298,996
01/23/2035	5.350%	943,000	964,069
New York Life Insurance Co.(a)
Subordinated
05/15/2033	5.875%	1,355,000	1,416,530
05/15/2069	4.450%	196,000	152,569
Northwestern Mutual Global Funding(a)
05/28/2031	5.160%	366,000	373,007
Principal Financial Group, Inc.(a)
02/15/2028	4.111%	635,000	623,746
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Protective Life Global Funding(a)
12/08/2028	5.467%	632,000	649,398
Prudential Funding Asia PLC
04/14/2030	3.125%	436,000	406,183
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	702,000	707,735
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2047	4.270%	673,000	547,490
Total			9,473,300
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2029	3.750%	490,000	456,761
Hilton Domestic Operating Co., Inc.
01/15/2030	4.875%	395,000	381,929
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	605,000	599,867
Total			1,438,557
Media and Entertainment 0.5%
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,005,000	972,618
Gray Television, Inc.(a)
10/15/2030	4.750%	1,075,000	682,420
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	394,250	316,047
08/15/2030	7.750%	372,700	275,912
Lamar Media Corp.
02/15/2030	4.000%	530,000	490,655
Meta Platforms, Inc.
08/15/2031	4.550%	989,000	991,352
08/15/2034	4.750%	1,648,000	1,636,046
05/15/2053	5.600%	1,371,000	1,381,653
08/15/2054	5.400%	1,155,000	1,131,863
08/15/2064	5.550%	1,761,000	1,732,339
Midas OpCo Holdings LLC(a)
08/15/2029	5.625%	650,000	618,984
Netflix, Inc.
08/15/2034	4.900%	1,247,000	1,247,410
08/15/2054	5.400%	1,089,000	1,067,647
Nexstar Escrow, Inc.(a)
07/15/2027	5.625%	750,000	739,395
Outfront Media Capital LLC/Corp.(a)
01/15/2029	4.250%	375,000	347,358
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	485,000	381,492
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	230,000	192,101
Sinclair Television Group, Inc.(a)
12/31/2032	4.375%	535,000	331,638
Take-Two Interactive Software, Inc.
06/12/2034	5.600%	1,308,000	1,335,032
TEGNA, Inc.
03/15/2028	4.625%	362,000	343,660
09/15/2029	5.000%	646,000	600,823
Univision Communications, Inc.(a)
08/15/2028	8.000%	285,000	286,218
Warnermedia Holdings, Inc.
03/15/2032	4.279%	1,725,000	1,520,066
03/15/2042	5.050%	1,197,000	956,775
03/15/2052	5.141%	1,003,000	731,095
Total			20,310,599
Metals and Mining 0.4%
Allegheny Technologies, Inc.
12/01/2027	5.875%	630,000	625,824
BHP Billiton Finance USA Ltd.
02/21/2035	5.300%	827,000	834,755
Big River Steel LLC/Finance Corp.(a)
01/31/2029	6.625%	320,000	320,693
Carpenter Technology Corp.
07/15/2028	6.375%	485,000	483,455
Cleveland-Cliffs, Inc.
06/01/2027	5.875%	748,000	743,118
Freeport-McMoRan, Inc.
08/01/2030	4.625%	417,000	407,772
Glencore Funding LLC(a),(j)
04/01/2030	5.186%	2,042,000	2,055,314
04/01/2035	5.673%	2,047,000	2,054,072
Glencore Funding LLC(a)
09/23/2031	2.625%	1,127,000	971,567
04/04/2034	5.634%	3,871,000	3,892,607
Newmont Corp./Newcrest Finance Pty Ltd.
03/15/2034	5.350%	940,000	949,118
Rio Tinto Finance USA PLC
03/14/2055	5.750%	496,000	496,998
United States Steel Corp.
03/01/2029	6.875%	275,000	276,145
Total			14,111,438
Midstream 1.3%
AmeriGas Partners LP/Finance Corp.
08/20/2026	5.875%	505,000	501,120
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Antero Midstream Partners LP/Finance Corp.(a)
06/15/2029	5.375%	730,000	714,172
Blue Racer Midstream LLC/Finance Corp.(a)
07/15/2026	6.625%	475,000	474,622
Buckeye Partners LP
12/01/2027	4.125%	280,000	269,433
11/15/2043	5.850%	770,000	680,809
Cheniere Energy Partners LP
10/01/2029	4.500%	1,464,000	1,426,680
03/01/2031	4.000%	1,289,000	1,207,528
08/15/2034	5.750%	2,356,000	2,390,984
Columbia Pipelines Holding Co. LLC(a)
10/01/2031	5.097%	346,000	341,774
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	548,000	565,986
08/15/2043	6.497%	163,000	169,673
Crestwood Midstream Partners LP/Finance Corp.(a)
02/01/2029	6.000%	1,171,000	1,190,431
DT Midstream, Inc.(a)
06/15/2029	4.125%	820,000	772,126
Enbridge, Inc.(e)
01/15/2084	8.500%	927,000	1,022,082
Energy Transfer LP
07/01/2029	5.250%	2,258,000	2,290,693
04/01/2035	5.700%	2,438,000	2,455,433
05/15/2054	5.950%	2,599,000	2,484,606
04/01/2055	6.200%	126,000	125,000
Energy Transfer Operating LP
04/15/2047	5.300%	646,000	572,232
05/15/2050	5.000%	313,000	263,348
Energy Transfer Partners LP
06/01/2041	6.050%	82,000	80,848
EnLink Midstream LLC(a)
09/01/2030	6.500%	948,000	1,005,819
Enterprise Products Operating LLC
10/15/2034	6.650%	658,000	729,286
02/15/2035	4.950%	1,315,000	1,297,155
02/16/2055	5.550%	1,957,000	1,901,354
EQM Midstream Partners LP(a)
01/15/2029	4.500%	1,234,000	1,196,514
01/15/2031	4.750%	385,000	369,744
Flex Intermediate Holdco LLC(a)
06/30/2031	3.363%	203,000	178,961
12/30/2039	4.317%	207,000	163,411
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	1,059,229	931,261
03/31/2036	2.625%	870,000	733,190

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Genesis Energy LP/Finance Corp.
01/15/2027	8.000%	191,000	194,820
02/01/2028	7.750%	480,000	484,835
Harvest Midstream I LP(a)
05/15/2032	7.500%	420,000	431,037
Hess Midstream Operations LP(a)
03/01/2028	5.875%	415,000	417,281
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	185,000	163,983
Kinder Morgan, Inc.
08/01/2050	3.250%	955,000	611,991
Kinetik Holdings LP(a)
12/15/2028	6.625%	745,000	756,559
06/15/2030	5.875%	2,119,000	2,097,871
MPLX LP
03/14/2052	4.950%	166,000	139,559
NGL Energy Operating LLC/Finance Corp.(a)
02/15/2029	8.125%	280,000	282,028
02/15/2032	8.375%	120,000	120,370
Northriver Midstream Finance LP(a)
07/15/2032	6.750%	540,000	544,753
NuStar Logistics LP
10/01/2030	6.375%	530,000	535,038
ONEOK, Inc.
10/15/2031	4.750%	766,000	751,033
11/01/2034	5.050%	333,000	321,761
11/01/2054	5.700%	2,042,000	1,910,739
11/01/2064	5.850%	257,000	240,760
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	540,000	516,838
05/15/2030	4.800%	670,000	628,953
South Bow USA Infrastructure Holdings LLC(a)
09/01/2027	4.911%	770,000	770,472
10/01/2029	5.026%	407,000	403,804
Sunoco Logistics Partners Operations LP
02/15/2040	6.850%	169,000	184,455
Sunoco LP(a)
05/01/2032	7.250%	365,000	377,050
Sunoco LP/Finance Corp.
04/15/2027	6.000%	615,000	613,416
Superior Plus LP/General Partner, Inc.(a)
03/15/2029	4.500%	550,000	507,226
Tallgrass Energy Partners LP/Finance Corp.(a)
03/01/2027	6.000%	371,000	368,817
TransCanada PipeLines Ltd.
03/01/2034	4.625%	841,000	793,756
10/15/2037	6.200%	87,000	90,193
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	350,000	324,263
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	575,000	587,302
02/01/2029	9.500%	1,025,000	1,099,043
06/01/2031	8.375%	1,440,000	1,459,444
Williams Cos, Inc. (The)
08/15/2032	4.650%	1,200,000	1,161,221
Total			48,396,946
Natural Gas 0.1%
Atmos Energy Corp.
02/15/2052	2.850%	404,000	249,242
10/15/2052	5.750%	146,000	147,079
Brooklyn Union Gas Co. (The)(a)
03/15/2048	4.273%	262,000	205,319
NiSource Finance Corp.
02/01/2042	5.800%	301,000	296,317
NiSource, Inc.
09/01/2029	2.950%	202,000	187,739
02/15/2031	1.700%	244,000	204,288
Sempra(e)
10/01/2054	6.875%	1,244,000	1,236,257
04/01/2055	6.550%	184,000	174,302
Southern California Gas Co.
02/01/2030	2.550%	292,000	264,859
Southern Co. Gas Capital Corp.
09/30/2051	3.150%	472,000	298,944
Total			3,264,346
Office REIT 0.0%
Corporate Office Properties LP
04/15/2031	2.750%	436,000	377,699
Oil Field Services 0.1%
Diamond Foreign Asset Co. /Finance LLC(a)
10/01/2030	8.500%	295,000	303,248
Guara Norte Sarl(a)
06/15/2034	5.198%	159,730	149,964
Halliburton Co.
08/01/2043	4.750%	160,000	140,176
MV24 Capital BV(a)
06/01/2034	6.748%	451,260	434,857
Nabors Industries, Inc.(a)
05/15/2027	7.375%	495,000	488,376
Noble Finance II LLC(a)
04/15/2030	8.000%	435,000	434,661
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Precision Drilling Corp.(a)
01/15/2026	7.125%	389,000	388,740
Valaris Ltd.(a)
04/30/2030	8.375%	350,000	350,308
Total			2,690,330
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
05/15/2027	5.250%	276,000	262,631
Other Industry 0.1%
Dycom Industries, Inc.(a)
04/15/2029	4.500%	305,000	285,093
Global Infrastructure Solutions, Inc.(a)
06/01/2029	5.625%	870,000	838,180
Hillenbrand, Inc.
03/01/2031	3.750%	805,000	703,965
Quanta Services, Inc.
08/09/2034	5.250%	968,000	955,087
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	175,000	169,609
Williams Scotsman, Inc.(a)
10/01/2031	7.375%	365,000	375,369
Total			3,327,303
Other REIT 0.3%
Arbor Realty SR, Inc.(a)
10/15/2027	9.000%	3,000,000	2,915,604
Arbor Realty Trust, Inc.(a)
09/01/2026	4.500%	6,000,000	5,626,473
Extra Space Storage LP
06/15/2029	4.000%	215,000	207,755
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.(a)
09/30/2026	3.400%	249,000	244,426
Prologis LP
04/15/2030	2.250%	209,000	186,681
04/15/2050	3.000%	407,000	263,319
03/15/2054	5.250%	139,000	131,515
RHP Hotel Properties LP/Finance Corp.
10/15/2027	4.750%	805,000	786,036
Starwood Property Trust, Inc.(a)
04/01/2029	7.250%	560,000	575,132
Sun Communities Operating LP
04/15/2032	4.200%	1,197,000	1,121,940
WP Carey, Inc.
10/01/2026	4.250%	241,000	239,714
04/01/2033	2.250%	346,000	277,889
Total			12,576,484
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Utility 0.0%
American Water Capital Corp.
10/15/2037	6.593%	104,000	114,830
12/01/2046	4.000%	341,000	267,172
05/01/2050	3.450%	278,000	195,561
Entergy Texas Restoration Funding II LLC
12/15/2035	3.697%	585,000	536,556
Total			1,114,119
Packaging 0.2%
Amcor Flexibles North America, Inc.(a)
03/17/2030	5.100%	580,000	585,240
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	1,465,000	1,347,996
Berry Global, Inc.
06/15/2031	5.800%	2,629,000	2,741,930
Mauser Packaging Solutions Holding Co.(a)
04/15/2027	7.875%	360,000	352,927
Owens-Brockway Glass Container, Inc.(a)
05/13/2027	6.625%	300,000	298,800
Sealed Air Corp.(a)
12/01/2027	4.000%	415,000	399,447
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	300,000	295,500
Total			6,021,840
Paper 0.0%
Graphic Packaging International LLC(a)
07/15/2032	6.375%	595,000	595,858
Packaging Corp. of America
12/15/2049	4.050%	203,000	155,927
Total			751,785
Pharmaceuticals 1.4%
AbbVie, Inc.
03/15/2027	4.800%	1,601,000	1,617,357
11/21/2029	3.200%	2,360,000	2,229,472
03/15/2030	4.875%	1,288,000	1,306,334
03/15/2031	4.950%	961,000	976,165
03/15/2034	5.050%	1,985,000	1,999,329
03/15/2035	4.550%	1,853,000	1,788,596
03/15/2035	5.200%	1,496,000	1,520,293
05/14/2035	4.500%	1,388,000	1,331,109
11/21/2039	4.050%	4,282,000	3,756,678
11/21/2049	4.250%	3,149,000	2,610,615
03/15/2055	5.600%	809,000	816,423

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.
03/02/2043	5.600%	923,000	914,820
06/15/2051	4.663%	595,000	508,243
03/01/2053	4.875%	2,234,000	1,952,233
03/02/2053	5.650%	845,000	828,643
03/02/2063	5.750%	657,000	640,100
Astrazeneca Finance LLC
02/26/2034	5.000%	1,294,000	1,305,108
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%	1,050,000	1,027,750
08/15/2027	5.750%	445,000	444,222
06/01/2028	4.875%	140,000	112,505
Biogen, Inc.
05/01/2030	2.250%	1,261,000	1,112,493
Bristol Myers Squibb Co.
03/15/2052	3.700%	1,186,000	873,615
Bristol-Myers Squibb Co.
02/22/2054	5.550%	3,119,000	3,073,452
03/15/2062	3.900%	348,000	251,502
02/22/2064	5.650%	1,465,000	1,435,675
Eli Lilly & Co.
08/14/2029	4.200%	2,012,000	1,999,549
02/12/2032	4.900%	1,286,000	1,304,676
02/09/2034	4.700%	1,272,000	1,257,395
08/14/2034	4.600%	1,658,000	1,628,913
02/12/2035	5.100%	691,000	703,830
08/14/2054	5.050%	155,000	146,386
02/12/2055	5.500%	800,000	807,957
02/09/2064	5.100%	639,000	594,879
02/12/2065	5.600%	883,000	890,635
Gilead Sciences, Inc.
10/15/2033	5.250%	768,000	784,600
09/01/2036	4.000%	647,000	583,145
10/01/2040	2.600%	400,000	284,913
03/01/2047	4.150%	274,000	224,455
10/01/2050	2.800%	285,000	178,244
11/15/2054	5.500%	680,000	672,368
Merck & Co., Inc.
06/24/2040	2.350%	537,000	375,305
03/07/2049	4.000%	259,000	207,226
12/10/2061	2.900%	304,000	177,410
Organon Finance 1 LLC(a)
04/30/2028	4.125%	650,000	607,511
04/30/2031	5.125%	275,000	239,998
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%	1,543,000	1,526,077
05/19/2053	5.300%	790,000	749,857
Takeda Pharmaceutical Co., Ltd.
07/05/2044	5.650%	200,000	199,336
07/09/2050	3.175%	639,000	418,995
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zoetis, Inc.
05/15/2030	2.000%	241,000	211,825
11/16/2032	5.600%	241,000	251,015
Total			51,459,232
Property & Casualty 0.0%
Berkshire Hathaway Finance Corp.
01/15/2051	2.500%	1,237,000	733,300
Railroads 0.1%
Burlington Northern Santa Fe LLC
02/15/2051	3.050%	619,000	409,659
01/15/2053	4.450%	253,000	214,218
04/15/2054	5.200%	1,383,000	1,315,440
03/15/2055	5.500%	1,715,000	1,706,273
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	565,000	564,336
Union Pacific Corp.
05/20/2031	2.375%	602,000	532,309
02/14/2032	2.800%	816,000	724,940
02/14/2053	3.500%	281,000	200,167
Total			5,667,342
Refining 0.0%
FS Luxembourg Sarl(a)
02/12/2031	8.875%	385,000	395,267
Raizen Fuels Finance SA(a)
01/17/2035	5.700%	720,000	685,161
Total			1,080,428
Restaurants 0.0%
McDonald’s Corp.
03/01/2038	6.300%	968,000	1,053,333
09/09/2052	5.150%	756,000	699,519
Total			1,752,852
Retail REIT 0.3%
Agree LP
06/15/2028	2.000%	987,000	908,664
10/01/2032	4.800%	593,000	577,407
06/15/2033	2.600%	269,000	219,356
Brixmor Operating Partnership LP
04/01/2028	2.250%	234,000	217,243
08/16/2031	2.500%	1,042,000	894,899
Kimco Realty OP LLC
03/01/2035	4.850%	867,000	833,973
National Retail Properties, Inc.
11/15/2025	4.000%	141,000	140,273
12/15/2026	3.600%	76,000	74,841
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NNN REIT, Inc.
04/15/2051	3.500%	390,000	262,026
Realty Income Corp.
03/15/2028	2.100%	611,000	569,634
01/15/2030	3.400%	653,000	615,317
01/15/2031	3.250%	193,000	177,211
02/15/2032	2.700%	429,000	370,598
12/15/2032	2.850%	789,000	679,045
07/15/2033	4.900%	938,000	920,078
09/01/2054	5.375%	235,000	224,087
Regency Centers LP
09/15/2029	2.950%	1,669,000	1,553,859
01/15/2034	5.250%	1,279,000	1,277,998
STORE Capital Corp.
11/18/2030	2.750%	964,000	845,493
12/01/2031	2.700%	379,000	320,694
Store Capital LLC(a)
04/30/2030	5.400%	647,000	647,776
Total			12,330,472
Retailers 0.3%
Amazon.com, Inc.
04/13/2052	3.950%	623,000	495,930
Asbury Automotive Group, Inc.
03/01/2028	4.500%	510,000	490,846
Dick’s Sporting Goods, Inc.
01/15/2052	4.100%	2,043,000	1,465,786
Gap Inc. (The)(a)
10/01/2029	3.625%	720,000	650,085
Home Depot, Inc. (The)
06/25/2029	4.750%	966,000	977,002
06/25/2031	4.850%	641,000	649,753
06/25/2034	4.950%	1,162,000	1,164,953
04/15/2052	3.625%	1,200,000	880,157
L Brands, Inc.
06/15/2029	7.500%	890,000	912,522
Lithia Motors, Inc.(a)
12/15/2027	4.625%	405,000	392,604
Lowe’s Companies, Inc.
04/01/2051	3.500%	767,000	527,841
04/01/2052	4.250%	1,413,000	1,104,485
Nordstrom, Inc.
04/01/2030	4.375%	290,000	259,692
Penske Automotive Group, Inc.
06/15/2029	3.750%	563,000	515,574
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	810,000	757,809
Sonic Automotive, Inc.(a)
11/15/2029	4.625%	380,000	349,467
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Target Corp.
01/15/2053	4.800%	222,000	199,670
William Carter Co. (The)(a)
03/15/2027	5.625%	405,000	402,760
Total			12,196,936
Stranded Utility 0.1%
Consumers 2023 Securitization Funding LLC
09/01/2030	5.210%	897,000	914,285
PG&E Recovery Funding LLC
06/01/2042	5.231%	280,000	279,024
07/15/2047	5.536%	825,000	824,268
06/01/2049	5.529%	335,000	332,034
PG&E Wildfire Recovery Funding LLC
06/01/2036	4.263%	165,000	155,260
12/01/2047	5.212%	270,000	258,901
06/01/2052	5.099%	510,000	476,782
SCE Recovery Funding LLC
06/15/2040	4.697%	115,318	111,792
Sigeco Securitization I LLC
11/15/2036	5.026%	111,495	111,231
05/15/2041	5.172%	112,000	110,430
Total			3,574,007
Supermarkets 0.1%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	2,035,000	2,005,130
Kroger Co. (The)
09/15/2054	5.500%	309,000	291,584
Total			2,296,714
Technology 2.4%
Accenture Capital, Inc.
10/04/2029	4.050%	251,000	247,379
10/04/2031	4.250%	2,567,000	2,519,330
10/04/2034	4.500%	1,907,000	1,840,782
Amkor Technology, Inc.(a)
09/15/2027	6.625%	810,000	813,185
ams-OSRAM AG(a)
03/30/2029	12.250%	385,000	395,683
Apple, Inc.
02/08/2041	2.375%	460,000	321,752
05/11/2050	2.650%	501,000	315,500
02/08/2051	2.650%	387,000	242,206
08/08/2052	3.950%	1,211,000	974,056
08/05/2061	2.850%	2,228,000	1,353,752
Block, Inc.
06/01/2031	3.500%	910,000	801,287

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broadcom, Inc.
11/15/2025	3.150%	742,000	735,286
02/15/2028	4.150%	1,575,000	1,561,019
07/12/2029	5.050%	2,308,000	2,339,920
11/15/2031	5.150%	4,089,000	4,146,174
02/15/2032	4.550%	1,604,000	1,564,499
10/15/2034	4.800%	2,246,000	2,192,596
Broadcom, Inc.(a)
02/15/2031	2.450%	990,000	870,351
11/15/2035	3.137%	2,707,000	2,244,330
05/15/2037	4.926%	904,000	870,825
Cadence Design Systems, Inc.
09/10/2027	4.200%	1,196,000	1,192,373
09/10/2029	4.300%	3,848,000	3,810,817
09/10/2034	4.700%	3,088,000	3,013,130
Cisco Systems, Inc.
02/24/2028	4.550%	1,931,000	1,947,590
02/24/2030	4.750%	1,931,000	1,961,579
02/24/2032	4.950%	2,627,000	2,661,380
02/24/2035	5.100%	2,209,000	2,237,599
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	685,000	635,309
Coherent Corp.(a)
12/15/2029	5.000%	940,000	898,126
CommScope Technologies LLC(a)
03/15/2027	5.000%	325,000	291,572
Dell International LLC/EMC Corp.(j)
04/01/2030	5.000%	350,000	351,281
Elastic NV(a)
07/15/2029	4.125%	630,000	588,152
Entegris Escrow Corp.(a)
06/15/2030	5.950%	275,000	273,652
Entegris, Inc.(a)
04/15/2028	4.375%	625,000	599,420
Fiserv, Inc.
07/01/2049	4.400%	274,000	225,056
Foundry JV Holdco LLC(a)
01/25/2031	5.500%	1,524,000	1,548,183
01/25/2033	5.900%	519,000	528,871
01/25/2039	6.300%	353,000	365,157
Global Payments, Inc.
11/15/2031	2.900%	1,154,000	1,010,193
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	525,000	546,621
Hewlett Packard Enterprise Co.
10/15/2054	5.600%	804,000	764,030
Imola Merger Corp.(a)
05/15/2029	4.750%	540,000	512,888
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intel Corp.
08/12/2041	2.800%	544,000	360,694
02/10/2043	5.625%	363,000	342,952
11/15/2049	3.250%	318,000	198,870
02/10/2053	5.700%	588,000	540,812
02/21/2054	5.600%	319,000	289,372
02/10/2063	5.900%	882,000	825,071
Iron Mountain, Inc.(a)
09/15/2027	4.875%	1,345,000	1,318,010
KLA Corp.
02/01/2034	4.700%	1,278,000	1,254,777
03/01/2050	3.300%	518,000	359,503
Leidos, Inc.
03/15/2032	5.400%	1,141,000	1,148,831
Mastercard, Inc.
01/15/2032	4.350%	1,217,000	1,195,631
01/15/2035	4.550%	1,161,000	1,130,663
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	505,000	547,483
NCR Corp.(a)
10/01/2028	5.000%	867,000	834,124
NetApp, Inc.
03/17/2032	5.500%	2,761,000	2,782,913
03/17/2035	5.700%	1,657,000	1,654,798
Oracle Corp.
03/25/2028	2.300%	206,000	193,570
05/15/2035	3.900%	200,000	177,942
08/03/2035	5.500%	170,000	171,254
07/15/2036	3.850%	226,000	195,830
04/01/2040	3.600%	728,000	572,095
07/15/2046	4.000%	1,098,000	839,677
09/27/2054	5.375%	150,000	136,411
08/03/2055	6.000%	1,221,000	1,218,139
QUALCOMM, Inc.
05/20/2052	4.500%	215,000	183,178
RELX Capital, Inc.
03/27/2030	4.750%	1,107,000	1,114,339
03/27/2035	5.250%	1,107,000	1,115,846
RingCentral, Inc.(a)
08/15/2030	8.500%	445,000	467,782
Roper Technologies, Inc.
09/15/2027	1.400%	447,000	414,622
06/30/2030	2.000%	135,000	117,889
02/15/2032	4.750%	194,000	191,824
10/15/2034	4.900%	892,000	871,348
S&P Global, Inc.
03/01/2032	2.900%	1,272,000	1,134,109
Salesforce.com, Inc.
07/15/2041	2.700%	470,000	335,109
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Seagate HDD Cayman
07/15/2029	3.125%	480,000	430,995
01/15/2031	4.125%	739,000	670,585
Sensata Technologies BV(a)
04/15/2029	4.000%	425,000	390,509
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	565,000	569,846
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	625,000	620,302
Synaptics, Inc.(a)
06/15/2029	4.000%	565,000	518,032
Synopsys, Inc.
04/01/2028	4.650%	965,000	970,948
04/01/2030	4.850%	1,380,000	1,389,153
04/01/2032	5.000%	1,104,000	1,107,044
04/01/2035	5.150%	296,000	297,503
04/01/2055	5.700%	456,000	452,435
Texas Instruments, Inc.
03/14/2053	5.000%	756,000	704,472
02/08/2054	5.150%	1,843,000	1,748,097
05/18/2063	5.050%	647,000	592,087
TSMC Arizona Corp.
10/25/2031	2.500%	670,000	591,908
VMware, Inc.
05/15/2027	4.650%	613,000	614,336
Workday, Inc.
04/01/2029	3.700%	805,000	775,434
Xerox Holdings Corp.(a)
11/30/2029	8.875%	425,000	285,077
Total			89,277,122
Tobacco 0.6%
BAT Capital Corp.
08/15/2035	5.625%	2,671,000	2,682,288
08/15/2037	4.390%	3,924,000	3,441,362
08/15/2047	4.540%	1,570,000	1,254,799
08/15/2055	6.250%	950,000	947,632
Imperial Brands Finance PLC(a)
07/01/2034	5.875%	3,625,000	3,671,200
Philip Morris International, Inc.
11/17/2025	5.000%	1,341,000	1,344,608
09/07/2028	5.250%	759,000	777,461
09/07/2030	5.500%	889,000	924,103
11/17/2032	5.750%	777,000	812,892
02/15/2033	5.375%	2,806,000	2,860,600
09/07/2033	5.625%	1,525,000	1,580,182
02/13/2034	5.250%	1,356,000	1,368,234
Total			21,665,361
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	840,000	811,299
Hertz Corp. (The)(a)
12/01/2026	4.625%	860,000	599,812
Penske Truck Leasing Co. LP(a)
07/01/2029	5.250%	526,000	532,392
XPO, Inc.(a)
06/01/2031	7.125%	620,000	636,043
Total			2,579,546
Treasury 0.2%
Egypt Government International Bond(a)
02/04/2033	9.450%	200,000	188,881
El Salvador Government International Bond(a)
11/21/2054	9.650%	900,000	905,916
Israel Government International Bond
02/19/2030	5.375%	3,914,000	3,940,366
02/19/2035	5.625%	1,471,000	1,462,407
Ivory Coast Government International Bond(a),(j)
04/01/2036	8.075%	552,000	529,052
Paraguay Government International Bond(a)
03/04/2055	6.650%	546,000	549,197
Philippine Government International Bond
02/04/2050	5.900%	200,000	205,774
Uruguay Government International Bond
02/14/2037	5.442%	490,000	495,571
Total			8,277,164
Wireless 0.2%
Crown Castle Inc
03/01/2034	5.800%	968,000	985,988
Crown Castle International Corp.
04/01/2031	2.100%	1,071,000	900,240
SBA Communications Corp.
02/01/2029	3.125%	665,000	606,533
Sprint Capital Corp.
11/15/2028	6.875%	311,000	332,031
T-Mobile US, Inc.
04/15/2029	3.375%	1,845,000	1,753,009
01/15/2054	5.750%	294,000	290,420
T-Mobile USA, Inc.
05/15/2032	5.125%	1,383,000	1,391,813
11/15/2055	5.875%	664,000	669,283
United States Cellular Corp.
12/15/2033	6.700%	333,000	358,040

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vodafone Group PLC
06/28/2054	5.750%	357,000	340,190
Total			7,627,547
Wirelines 0.3%
AT&T, Inc.
06/01/2027	2.300%	757,000	723,424
06/01/2041	3.500%	606,000	467,073
09/15/2053	3.500%	2,803,000	1,910,867
09/15/2055	3.550%	2,607,000	1,764,302
12/01/2057	3.800%	828,000	580,941
09/15/2059	3.650%	594,000	400,500
Frontier Communications Holdings LLC(a)
10/15/2027	5.875%	295,000	295,039
Lumen Technologies, Inc.(a)
04/15/2030	4.125%	1,045,883	913,250
NTT Finance Corp.(a)
07/02/2031	5.136%	450,000	458,983
Optics Bidco SpA(a)
09/30/2034	6.000%	715,000	658,425
Verizon Communications, Inc.
02/08/2029	3.875%	186,000	181,566
11/20/2040	2.650%	323,000	226,771
02/23/2054	5.500%	636,000	616,338
10/30/2056	2.987%	951,000	570,765
Verizon Communications, Inc.(j)
04/02/2035	5.250%	1,660,000	1,664,093
Total			11,432,337
Total Corporate Bonds & Notes (Cost $1,102,303,246)			1,073,529,014

Foreign Government Obligations(k) 1.1%

Angola 0.0%
Angolan Government International Bond(a)
05/09/2028	8.250%	200,000	186,143
04/14/2032	8.750%	200,000	171,701
Total			357,844
Australia 0.1%
Export Finance & Insurance Corp.(a)
10/26/2027	4.625%	2,250,000	2,281,903
Benin 0.0%
Benin Government International Bond(a)
02/13/2038	7.960%	310,000	289,919
Brazil 0.0%
Brazilian Government International Bond
05/13/2054	7.125%	600,000	574,930
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
05/15/2029	4.250%	360,000	343,986
02/15/2030	9.000%	750,000	806,216
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
03/20/2027	3.875%	274,000	269,771
Total			1,419,973
Chile 0.1%
Chile Electricity Lux MPC II Sarl(a)
10/20/2035	5.580%	814,000	812,067
Chile Electricity Lux MPC II Sarl(a),(j)
10/20/2035	5.672%	1,240,000	1,241,966
Chile Government International Bond
01/13/2037	5.650%	863,000	877,108
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%	237,000	245,876
Total			3,177,017
Colombia 0.0%
Colombia Government International Bond
11/07/2036	7.750%	294,000	287,351
11/14/2053	8.750%	500,000	498,900
Ecopetrol SA
01/19/2036	8.375%	268,000	261,063
Total			1,047,314
Dominican Republic 0.0%
Dominican Republic International Bond(a)
02/22/2033	6.000%	450,000	437,723
01/30/2060	5.875%	850,000	718,316
Total			1,156,039
Egypt 0.1%
Egypt Government International Bond(a)
03/01/2029	7.600%	600,000	571,446
02/04/2030	8.625%	200,000	193,705
09/30/2033	7.300%	1,000,000	824,176
01/31/2047	8.500%	500,000	377,444
Total			1,966,771
France 0.0%
Electricite de France SA(a)
05/23/2053	6.900%	760,000	817,552
Hungary 0.0%
Hungary Government International Bond(a)
06/16/2034	5.500%	260,000	251,761
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
India 0.0%
Greenko Dutch BV(a)
03/29/2026	3.850%	179,000	173,347
Israel 0.1%
Israel Government International Bond
01/17/2033	4.500%	363,000	338,959
07/03/2050	3.875%	733,000	518,231
03/12/2054	5.750%	1,878,000	1,728,130
Total			2,585,320
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	700,000	621,317
01/30/2037	8.250%	202,000	194,228
Total			815,545
Jordan 0.0%
Jordan Government International Bond(a)
01/29/2026	6.125%	200,000	199,023
10/10/2047	7.375%	400,000	349,090
Total			548,113
Kenya 0.0%
Republic of Kenya Government International Bond(a)
03/05/2036	9.500%	612,000	557,147
Mexico 0.3%
Banco Nacional de Comercio Exterior SNC(a),(e)
08/11/2031	2.720%	520,000	487,401
Comision Federal de Electricidad(a)
01/24/2035	6.450%	291,000	279,821
FIEMEX Energia - Banco Actinver SA Institucion de Banca(a)
01/31/2041	7.250%	397,700	393,723
Mexico Government International Bond
05/24/2031	2.659%	2,826,000	2,383,906
02/12/2034	3.500%	3,342,000	2,747,975
03/08/2044	4.750%	426,000	331,758
01/23/2046	4.600%	896,000	668,700
02/10/2048	4.600%	774,000	569,534
Petroleos Mexicanos
02/12/2028	5.350%	1,100,000	1,019,626
01/28/2031	5.950%	720,000	612,044
02/16/2032	6.700%	270,000	237,756
01/23/2050	7.690%	1,300,000	975,749
Total			10,707,993
Morocco 0.0%
Morocco Government International Bond(a)
12/15/2050	4.000%	200,000	136,205
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OCP SA(a)
05/02/2054	7.500%	547,000	560,147
Total			696,352
Nigeria 0.0%
Nigeria Government International Bond(a)
11/28/2027	6.500%	400,000	383,742
09/28/2028	6.125%	540,000	492,148
01/21/2031	8.747%	200,000	190,459
09/28/2033	7.375%	442,000	372,130
Total			1,438,479
Oman 0.1%
Oman Government International Bond(a)
01/25/2051	7.000%	1,500,000	1,596,969
Panama 0.0%
Panama Government International Bond
03/01/2057	7.875%	264,000	259,852
Paraguay 0.1%
Bioceanico Sovereign Certificate Ltd.(a),(h)
06/05/2034	0.000%	316,715	246,331
Paraguay Government International Bond(a)
03/13/2048	5.600%	1,800,000	1,588,588
03/30/2050	5.400%	2,735,000	2,350,199
Total			4,185,118
Poland 0.1%
Bank Gospodarstwa Krajowego(a)
07/09/2054	6.250%	1,764,000	1,782,060
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%	400,000	298,152
03/13/2048	6.750%	400,000	259,684
Total			557,836
South Africa 0.0%
Republic of South Africa Government International Bond(a)
11/19/2036	7.100%	787,000	764,343
11/19/2054	7.950%	709,000	666,615
Total			1,430,958
Turkey 0.1%
Istanbul Metropolitan Municipality(a)
12/06/2028	10.500%	455,000	486,815
TC Ziraat Bankasi AS(a)
02/04/2030	7.250%	238,000	234,011

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Turkiye Government International Bond
02/12/2032	7.125%	200,000	196,460
05/15/2034	7.625%	1,000,000	1,007,945
Total			1,925,231
Total Foreign Government Obligations (Cost $44,000,472)			42,601,343

Municipal Bonds 0.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.0%
Ohio State University (The)
Revenue Bonds
Taxable
Series 2011A
06/01/2111	4.800%	500,000	431,863
University of Texas System (The)
Refunding Revenue Bonds
Taxable
Series 2020B
08/15/2049	2.439%	605,000	373,277
Total			805,140
Municipal Power 0.0%
Texas Natural Gas Securitization Finance
Customer Rate Relief Bonds
Winter Storm Uri
Series 2023
04/01/2041	5.169%	140,000	141,544
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,850,000	1,571,688
Turnpike / Bridge / Toll Road 0.0%
North Texas Tollway Authority
Revenue Bonds
Series 2009 (BAM)
01/01/2049	6.718%	1,164,000	1,311,002
Total Municipal Bonds (Cost $4,792,318)			3,829,374

Residential Mortgage-Backed Securities - Agency 32.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
CMO Series 2011-111 Class DB
11/25/2041	4.000%	1,132,938	1,089,370
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-11 Class AP
01/25/2043	1.500%	44,359	40,607
CMO Series 2014-25 Class EL
05/25/2044	3.000%	1,132,669	1,039,157
CMO Series 2015-8 Class AP
03/25/2045	2.000%	1,995,215	1,777,214
CMO Series 2016-64 Class BC
09/25/2046	1.750%	1,347,919	1,249,389
CMO Series 2017-35 Class MC
12/25/2044	2.625%	751,104	724,751
CMO Series 2018-38 Class MA
06/25/2048	3.300%	1,626,456	1,537,434
CMO Series 2018-45B Class TM
06/25/2048	3.000%	1,267,198	1,140,487
CMO Series 2018-55 Class GA
08/25/2048	3.375%	1,217,867	1,150,170
CMO Series 2018-64 Class A
09/25/2048	3.000%	1,110,518	969,082
CMO Series 2018-85 Class EA
12/25/2048	3.500%	904,019	871,629
CMO Series 2020-59 Class NC
08/25/2040	3.000%	1,392,824	1,276,825
CMO Series 2021-27 Class EC
05/25/2051	1.500%	3,412,005	2,735,102
CMO Series 2021-42 Class AC
02/25/2051	2.000%	1,243,660	1,071,823
CMO Series 2021-91A Class AB
09/25/2049	2.500%	1,562,137	1,373,356
CMO Series 2022-11 Class D
01/25/2050	3.000%	3,031,375	2,780,024
CMO Series 2022-3 Class N
10/25/2047	2.000%	4,534,616	3,986,491
CMO Series 2022-4 Class MH
09/25/2048	3.000%	1,713,399	1,591,638
CMO Series 2023-14 Class EJ
04/25/2049	2.750%	1,471,581	1,356,381
CMO Series 2025-18 Class MA
09/25/2054	0.500%	8,426,686	6,970,864
Fannie Mae REMICS(b)
CMO Series 2011-55 Class FH
30-day Average SOFR + 0.554% Floor 0.440%, Cap 7.000% 06/25/2041	4.894%	414,084	411,596
CMO Series 2014-74 Class FC
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2044	4.854%	575,526	565,767
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-19 Class FD
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2046	4.854%	3,409,181	3,381,131
CMO Series 2016-61 Class BF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 09/25/2046	4.854%	339,491	337,027
CMO Series 2017-11 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	4.854%	357,893	354,327
CMO Series 2017-113 Class FB
30-day Average SOFR + 0.364% Floor 0.250%, Cap 6.500% 01/25/2048	4.704%	368,344	363,194
CMO Series 2017-82 Class FE
30-day Average SOFR + 0.364% Floor 0.250%, Cap 6.500% 10/25/2047	4.704%	859,912	855,979
CMO Series 2017-9 Class EF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	4.854%	389,804	386,245
CMO Series 2018-1 Class FA
30-day Average SOFR + 0.364% Floor 0.250%, Cap 6.500% 02/25/2048	4.704%	450,746	445,164
CMO Series 2018-86 Class AF
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 12/25/2048	4.754%	289,675	286,256
CMO Series 2019-15 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 04/25/2049	4.954%	659,343	645,183
CMO Series 2019-41 Class FG
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 08/25/2059	4.954%	1,593,385	1,565,020
CMO Series 2019-43 Class FC
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 08/25/2049	4.854%	1,267,372	1,243,516
CMO Series 2023-38 Class FC
30-day Average SOFR + 0.664% Floor 0.550%, Cap 7.000% 06/25/2040	5.004%	1,997,911	1,985,563
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-38 Class FD
30-day Average SOFR + 0.864% Floor 0.750%, Cap 7.500% 10/25/2039	5.217%	621,919	618,631
Federal Home Loan Mortgage Corp.
10/01/2026- 03/01/2055	6.500%	9,621,119	10,158,432
10/01/2032- 04/01/2052	2.500%	67,690,627	60,252,553
03/01/2033- 04/01/2047	3.000%	34,617,213	30,973,693
06/01/2035- 05/01/2054	5.500%	2,726,028	2,724,448
09/01/2037- 10/01/2054	6.000%	18,042,213	18,749,735
06/01/2040- 12/01/2051	2.000%	34,019,992	29,258,368
06/01/2048- 07/01/2052	4.500%	6,291,524	6,046,905
09/01/2048- 08/01/2052	4.000%	16,089,996	15,137,427
12/01/2048	5.000%	617,050	615,058
03/01/2052	3.500%	4,345,913	3,948,519
CMO Series 2017-4742 Class PA
10/15/2047	3.000%	993,411	903,694
CMO Series 2127 Class PG
02/15/2029	6.250%	12,994	13,059
CMO Series 2165 Class PE
06/15/2029	6.000%	17,999	18,253
CMO Series 2326 Class ZQ
06/15/2031	6.500%	80,599	82,740
CMO Series 2399 Class TH
01/15/2032	6.500%	61,078	63,630
CMO Series 2517 Class Z
10/15/2032	5.500%	27,928	28,701
CMO Series 2557 Class HL
01/15/2033	5.300%	113,690	114,237
CMO Series 262 Class 35
07/15/2042	3.500%	1,623,948	1,523,060
CMO Series 2752 Class EZ
02/15/2034	5.500%	312,025	322,023
CMO Series 2764 Class ZG
03/15/2034	5.500%	267,836	276,501
CMO Series 2953 Class PG
03/15/2035	5.500%	1,115,692	1,151,317
CMO Series 2986 Class CH
06/15/2025	5.000%	2,374	2,367
CMO Series 2989 Class TG
06/15/2025	5.000%	99	99

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 299 Class 300
01/15/2043	3.000%	186,753	169,847
CMO Series 2990 Class UZ
06/15/2035	5.750%	415,988	432,623
CMO Series 3101 Class UZ
01/15/2036	6.000%	110,544	116,232
CMO Series 3123 Class AZ
03/15/2036	6.000%	139,731	147,115
CMO Series 3143 Class BC
02/15/2036	5.500%	153,229	157,031
CMO Series 3164 Class MG
06/15/2036	6.000%	42,971	45,316
CMO Series 3195 Class PD
07/15/2036	6.500%	77,292	80,213
CMO Series 3200 Class AY
08/15/2036	5.500%	102,089	106,275
CMO Series 3213 Class JE
09/15/2036	6.000%	148,769	156,964
CMO Series 3229 Class HE
10/15/2026	5.000%	11,411	11,387
CMO Series 3423 Class PB
03/15/2038	5.500%	343,091	356,008
CMO Series 3453 Class B
05/15/2038	5.500%	9,393	9,546
CMO Series 3461 Class Z
06/15/2038	6.000%	608,674	636,429
CMO Series 3501 Class CB
01/15/2039	5.500%	134,787	138,709
CMO Series 3684 Class CY
06/15/2025	4.500%	294	294
CMO Series 3704 Class CT
12/15/2036	7.000%	202,077	214,449
CMO Series 3704 Class DT
11/15/2036	7.500%	202,513	216,599
CMO Series 3704 Class ET
12/15/2036	7.500%	154,217	168,859
CMO Series 3819 Class ZQ
04/15/2036	6.000%	222,647	234,125
CMO Series 3890 Class ME
07/15/2041	5.000%	1,000,000	1,011,704
CMO Series 4015 Class MY
03/15/2042	3.500%	1,555,559	1,466,388
CMO Series 4177 Class MQ
03/15/2043	2.500%	1,000,000	865,061
CMO Series 4205 Class PA
05/15/2043	1.750%	1,508,982	1,287,719
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4217 Class KY
06/15/2043	3.000%	1,200,000	1,065,744
CMO Series 4240 Class B
08/15/2033	3.000%	1,680,478	1,615,279
CMO Series 4880 Class DA
05/15/2050	3.000%	970,025	885,891
CMO Series 5091 Class AB
03/25/2051	1.500%	1,969,763	1,591,445
CMO Series R006 Class ZA
04/15/2036	6.000%	169,334	178,063
CMO Series R007 Class ZA
05/15/2036	6.000%	318,512	330,670
CMO STRIPS Series 264 Class 30
07/15/2042	3.000%	215,831	197,359
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% Cap 10.338% 07/01/2036	7.136%	25,160	25,927
12-month Term SOFR + 1.850% Cap 9.086% 07/01/2040	7.177%	57,573	59,416
12-month Term SOFR + 1.640% Floor 1.640%, Cap 8.189% 11/01/2048	4.609%	976,459	1,010,817
12-month Term SOFR + 1.621% Floor 1.621%, Cap 8.109% 02/01/2050	3.108%	1,412,605	1,400,539
30-day Average SOFR + 2.140% Floor 2.140%, Cap 8.952% 08/01/2052	3.952%	1,470,169	1,419,344
30-day Average SOFR + 2.305% Floor 2.305%, Cap 9.221% 05/01/2053	4.221%	4,104,615	4,063,806
CMO Series 2551 Class NS
-1.8 x 30-day Average SOFR + 14.273% Cap 14.483% 01/15/2033	6.301%	40,627	43,102
CMO Series 3852 Class QN
-3.6 x 30-day Average SOFR + 26.796% Cap 5.500% 05/15/2041	5.500%	119,415	114,084
CMO Series 4048 Class FJ
30-day Average SOFR + 0.514% Floor 0.400%, Cap 9,999.000% 07/15/2037	4.843%	195,932	194,755
STRIPS
30-day Average SOFR + 0.664% Floor 0.550%, Cap 6.500% 03/15/2044	5.013%	4,470,791	4,450,010
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Pass-Through Securities
1-year MTA + 1.200% Floor 1.200% 10/25/2044	5.774%	260,794	238,029
Federal Home Loan Mortgage Corp.(l)
05/01/2049	3.000%	964,579	855,120
01/01/2052	2.500%	20,047,377	16,928,679
Federal Home Loan Mortgage Corp.(g)
CMO Series 3100 Class
01/15/2036	0.000%	41,355	34,367
CMO Series 3117 Class OG
02/15/2036	0.000%	17,473	15,371
CMO Series 3181 Class OH
07/15/2036	0.000%	124,998	104,014
CMO Series 3316 Class JO
05/15/2037	0.000%	5,400	4,406
CMO Series 3607 Class TO
10/15/2039	0.000%	113,615	95,292
CMO STRIPS Series 197 Class
04/01/2028	0.000%	25,761	24,405
CMO STRIPS Series 310 Class
09/15/2043	0.000%	701,521	522,240
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 3380 Class SI
-1.0 x 30-day Average SOFR + 6.256% Cap 6.370% 10/15/2037	1.907%	933,425	79,139
CMO Series 3385 Class SN
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 11/15/2037	1.537%	24,684	1,664
CMO Series 3451 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2038	1.587%	14,459	1,192
CMO Series 3531 Class SM
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/15/2039	1.637%	18,470	1,154
CMO Series 3608 Class SC
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 12/15/2039	1.787%	95,624	8,110
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3740 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 10/15/2040	1.537%	106,326	8,973
CMO Series 3740 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 10/15/2040	1.537%	182,171	18,357
CMO STRIPS Series 239 Class S30
-1.0 x 30-day Average SOFR + 7.586% Cap 7.700% 08/15/2036	3.237%	137,823	17,255
Federal Home Loan Mortgage Corp.(c)
CMO Series 3688 Class GT
11/15/2046	7.501%	130,500	139,051
CMO Series 4272 Class W
04/15/2040	5.633%	883,703	918,435
Federal Home Loan Mortgage Corp.(d)
CMO Series 3714 Class IP
08/15/2040	5.000%	77,828	3,841
Federal Home Loan Mortgage Corp.(c),(d)
CMO Series 3802 Class LS
01/15/2040	1.963%	205,714	16,854
Federal Home Loan Mortgage Corp. REMICS(b)
CMO Series 3693 Class FC
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 07/15/2040	4.963%	739,128	733,799
CMO Series 3919 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 09/15/2041	4.963%	558,608	554,221
CMO Series 3958 Class AF
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 11/15/2041	4.913%	658,888	652,768
CMO Series 3975 Class FA
30-day Average SOFR + 0.604% Floor 0.490%, Cap 7.000% 12/15/2041	4.953%	617,963	613,059
CMO Series 3990 Class FG
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 01/15/2042	4.913%	770,328	762,937
CMO Series 4059 Class FP
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 06/15/2042	4.913%	694,669	687,133

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4091 Class FN
30-day Average SOFR + 0.514% Floor 0.400%, Cap 7.000% 08/15/2042	4.863%	685,902	676,421
CMO Series 4273 Class PF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/15/2043	4.863%	3,976,681	3,937,093
CMO Series 4587 Class AF
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 06/15/2046	4.813%	1,294,957	1,284,721
CMO Series 4604 Class FB
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 08/15/2046	4.863%	1,924,004	1,905,405
CMO Series 4620 Class LF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 10/15/2046	4.863%	1,049,814	1,037,279
CMO Series 4709 Class FA
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 08/15/2047	4.763%	967,070	950,482
CMO Series 4854 Class FB
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 01/15/2049	4.763%	2,506,456	2,477,285
CMO Series 4988 Class KF
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 07/25/2050	4.804%	1,118,332	1,107,930
Federal Home Loan Mortgage Corp. REMICS
CMO Series 4160 Class HP
01/15/2033	2.500%	793,608	757,549
CMO Series 4427 Class CE
02/15/2034	3.000%	221,536	218,155
CMO Series 4533 Class AB
06/15/2044	3.000%	2,123,282	2,030,655
CMO Series 4544 Class P
01/15/2046	2.500%	4,735,569	4,122,518
CMO Series 5178 Class TP
04/25/2049	2.500%	2,100,506	1,850,569
CMO Series 5202 Class KA
06/25/2049	2.500%	1,350,859	1,203,043
CMO Series 5410 Class JY
03/15/2044	3.000%	1,457,000	1,253,650
CMO Series 5452 Class KY
03/15/2044	3.000%	1,567,000	1,322,106
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
08/01/2026- 03/01/2055	6.500%	11,793,887	12,494,264
01/01/2027- 09/01/2062	4.000%	21,371,545	20,320,384
05/01/2033- 06/01/2062	3.500%	29,795,941	27,149,299
11/01/2033- 01/01/2055	5.500%	24,871,980	25,045,970
01/01/2036- 11/01/2052	5.000%	4,811,359	4,753,767
09/01/2036- 01/01/2055	6.000%	29,635,404	30,667,675
11/01/2037- 01/01/2039	7.000%	264,963	280,166
06/01/2040- 04/01/2052	2.000%	102,921,398	86,116,853
12/01/2040- 03/01/2062	2.500%	77,365,829	65,560,777
08/01/2042- 06/01/2063	3.000%	194,553,776	171,806,010
03/01/2043- 12/01/2061	4.500%	15,337,327	14,798,307
CMO Series 1999-7 Class AB
03/25/2029	6.000%	30,432	30,628
CMO Series 2001-60 Class PX
11/25/2031	6.000%	69,623	71,754
CMO Series 2002-50 Class ZA
05/25/2031	6.000%	201,488	206,227
CMO Series 2002-78 Class Z
12/25/2032	5.500%	90,250	92,854
CMO Series 2003-W19 Class 1A7
11/25/2033	5.620%	1,296,294	1,292,689
CMO Series 2004-50 Class VZ
07/25/2034	5.500%	466,825	482,170
CMO Series 2004-W10 Class A6
08/25/2034	5.750%	731,908	752,637
CMO Series 2006-105 Class ME
11/25/2036	5.500%	255,619	264,810
CMO Series 2006-16 Class HZ
03/25/2036	5.500%	232,432	241,392
CMO Series 2006-W3 Class 2A
09/25/2046	6.000%	72,472	74,878
CMO Series 2007-104 Class ZE
08/25/2037	6.000%	78,694	81,264
CMO Series 2007-116 Class PB
08/25/2035	5.500%	79,263	82,247
CMO Series 2007-18 Class MZ
03/25/2037	6.000%	119,188	124,947
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-42 Class B
05/25/2037	6.000%	80,588	83,153
CMO Series 2007-76 Class ZG
08/25/2037	6.000%	148,129	150,766
CMO Series 2008-80 Class GP
09/25/2038	6.250%	14,116	14,719
CMO Series 2009-59 Class HB
08/25/2039	5.000%	175,458	177,921
CMO Series 2009-60 Class HT
08/25/2039	6.000%	175,088	184,478
CMO Series 2009-79 Class UA
03/25/2038	7.000%	9,876	10,148
CMO Series 2009-W1 Class A
12/25/2049	6.000%	237,016	244,488
CMO Series 2010-111 Class AM
10/25/2040	5.500%	515,410	535,511
CMO Series 2010-2 Class LC
02/25/2040	5.000%	839,569	850,831
CMO Series 2011-118 Class MT
11/25/2041	7.000%	213,978	227,744
CMO Series 2011-118 Class NT
11/25/2041	7.000%	240,580	257,816
CMO Series 2011-31 Class DB
04/25/2031	3.500%	843,819	825,146
CMO Series 2011-39 Class ZA
11/25/2032	6.000%	117,443	121,697
CMO Series 2011-44 Class EB
05/25/2026	3.000%	69,639	69,071
CMO Series 2011-46 Class B
05/25/2026	3.000%	209,348	207,495
CMO Series 2011-59 Class NZ
07/25/2041	5.500%	640,878	656,920
CMO Series 2012-151 Class NX
01/25/2043	1.500%	451,867	384,501
CMO Series 2013-100 Class WB
10/25/2033	3.000%	1,784,481	1,713,598
CMO Series 2013-101 Class E
10/25/2033	3.000%	1,749,678	1,667,080
CMO Series 2013-108 Class GU
10/25/2033	3.000%	1,419,077	1,362,310
CMO Series 2013-43 Class BP
05/25/2043	1.750%	1,752,125	1,497,932
CMO Series 2013-59 Class PY
06/25/2043	2.500%	1,000,000	819,762
CMO Series 2013-81 Class TA
02/25/2043	3.000%	569,020	557,767
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-90 Class DL
09/25/2033	3.500%	1,208,743	1,180,390
CMO Series 2016-48 Class MA
06/25/2038	2.000%	1,545,717	1,434,118
CMO Series 2016-57 Class PC
06/25/2046	1.750%	3,700,479	3,135,277
CMO Series 2017-13 Class PA
08/25/2046	3.000%	39,843	36,873
CMO Series 2018-14 Class KC
03/25/2048	3.000%	81,857	77,620
CMO Series 2019-25 Class PA
05/25/2048	3.000%	1,361,163	1,263,160
CMO Series 2019-8 Class GA
03/25/2049	3.000%	3,044,332	2,696,004
CMO Series 2020-48 Class AB
07/25/2050	2.000%	1,702,893	1,457,320
CMO Series 2020-M5 Class A2
01/25/2030	2.210%	4,818,441	4,309,861
CMO STRIPS Series 414 Class A35
10/25/2042	3.500%	199,829	187,262
Federal National Mortgage Association(b)
6-month Term SOFR + 2.500% Floor 2.500%, Cap 11.168% 03/01/2036	7.424%	70,316	72,842
12-month Term SOFR + 1.606% Floor 1.606%, Cap 7.773% 06/01/2050	2.773%	1,004,190	960,309
30-day Average SOFR + 2.120% Floor 2.120%, Cap 9.070% 07/01/2052	4.070%	2,046,974	1,991,563
30-day Average SOFR + 2.125% Floor 2.125%, Cap 9.355% 07/01/2052	4.355%	2,620,382	2,598,083
30-day Average SOFR + 2.120% Floor 2.120%, Cap 8.944% 08/01/2052	3.944%	622,089	602,333
30-day Average SOFR + 2.126% Floor 2.126%, Cap 9.602% 08/01/2052	4.602%	2,940,661	2,935,083
30-day Average SOFR + 2.130% Floor 2.130%, Cap 9.647% 08/01/2052	4.647%	1,792,526	1,791,341
30-day Average SOFR + 2.120% Floor 2.120%, Cap 9.113% 09/01/2052	4.113%	2,054,338	2,036,017
30-day Average SOFR + 2.133% Floor 2.133%, Cap 9.124% 10/01/2052	4.124%	4,835,062	4,791,898
30-day Average SOFR + 2.129% Floor 2.129%, Cap 9.154% 11/01/2052	4.154%	1,624,879	1,610,717

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2003-W8 Class 3F1
30-day Average SOFR + 0.514% Floor 0.400%, Cap 8.000% 05/25/2042	4.854%	81,937	81,661
CMO Series 2005-SV Class 75
-4.0 x 30-day Average SOFR + 23.742% Cap 24.200% 09/25/2035	6.383%	12,482	13,525
CMO Series 2005-W3 Class 2AF
30-day Average SOFR + 0.334% Floor 0.220%, Cap 9.500% 03/25/2045	4.674%	129,181	127,997
CMO Series 2007-101 Class A2
30-day Average SOFR + 0.364% Floor 0.250% 06/27/2036	4.704%	110,981	109,627
CMO Series 2010-28 Class BS
-2.2 x 30-day Average SOFR + 11.330% Cap 11.588% 04/25/2040	1.566%	25,237	21,591
CMO Series 2010-35 Class SJ
-3.3 x 30-day Average SOFR + 17.285% Cap 17.667% 04/25/2040	2.819%	139,515	143,648
CMO Series 2010-49 Class SC
-2.0 x 30-day Average SOFR + 12.431% Cap 12.660% 03/25/2040	3.752%	88,922	85,712
CMO Series 2011-75 Class FA
30-day Average SOFR + 0.664% Floor 0.550%, Cap 6.500% 08/25/2041	5.004%	62,736	62,473
CMO Series 2019-67 Class FB
30-day Average SOFR + 0.564% Floor 0.450%, Cap 6.500% 11/25/2049	4.904%	688,803	676,655
Federal National Mortgage Association(l)
01/01/2044- 12/01/2048	3.000%	6,600,506	5,897,196
06/01/2051	2.500%	1,959,836	1,650,897
Federal National Mortgage Association(e)
CMO Series 2003-W16 Class AF5
11/25/2033	4.659%	162,819	164,182
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(d)
CMO Series 2006-117 Class GS
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 12/25/2036	2.196%	78,676	7,193
CMO Series 2006-43 Class SI
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 06/25/2036	2.146%	329,741	33,472
CMO Series 2006-58 Class IG
-1.0 x 30-day Average SOFR + 6.406% Cap 6.520% 07/25/2036	2.066%	90,279	6,541
CMO Series 2006-8 Class WN
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2036	2.246%	376,333	35,625
CMO Series 2006-94 Class GI
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 10/25/2026	2.196%	29,353	509
CMO Series 2007-109 Class PI
-1.0 x 30-day Average SOFR + 6.236% Cap 6.350% 12/25/2037	1.896%	80,084	4,988
CMO Series 2007-65 Class KI
-1.0 x 30-day Average SOFR + 6.506% Cap 6.620% 07/25/2037	2.166%	60,314	6,116
CMO Series 2007-72 Class EK
-1.0 x 30-day Average SOFR + 6.286% Cap 6.400% 07/25/2037	1.946%	365,896	37,727
CMO Series 2007-W7 Class 2A2
-1.0 x 30-day Average SOFR + 6.416% Cap 6.530% 07/25/2037	2.076%	118,688	9,493
CMO Series 2009-112 Class ST
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 01/25/2040	1.796%	103,682	10,328
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-17 Class QS
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 03/25/2039	2.196%	25,380	2,447
CMO Series 2009-37 Class KI
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2039	1.546%	112,823	7,149
CMO Series 2009-68 Class SA
-1.0 x 30-day Average SOFR + 6.636% Cap 6.750% 09/25/2039	2.296%	158,489	14,895
CMO Series 2010-125 Class SA
-1.0 x 30-day Average SOFR + 4.326% Cap 4.440% 11/25/2040	0.000%	282,502	10,116
CMO Series 2010-147 Class SA
-1.0 x 30-day Average SOFR + 6.416% Cap 6.530% 01/25/2041	2.076%	687,388	103,752
CMO Series 2010-35 Class SB
-1.0 x 30-day Average SOFR + 6.306% Cap 6.420% 04/25/2040	1.966%	58,968	5,531
CMO Series 2010-42 Class S
-1.0 x 30-day Average SOFR + 6.286% Cap 6.400% 05/25/2040	1.946%	48,977	4,106
CMO Series 2010-68 Class SA
-1.0 x 30-day Average SOFR + 4.886% Cap 5.000% 07/25/2040	0.546%	259,100	17,542
Federal National Mortgage Association(g)
CMO Series 2006-15 Class OP
03/25/2036	0.000%	59,237	50,022
CMO Series 2006-8 Class WQ
03/25/2036	0.000%	102,636	84,494
CMO Series 2009-86 Class BO
03/25/2037	0.000%	17,035	15,084
CMO Series 2013-101 Class DO
10/25/2043	0.000%	785,435	579,691
CMO Series 2013-128 Class
12/25/2043	0.000%	458,492	334,922
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-92 Class
09/25/2043	0.000%	516,775	383,708
Federal National Mortgage Association(d)
CMO Series 2009-86 Class IP
10/25/2039	5.500%	47,530	8,151
Federal National Mortgage Association(c)
CMO Series 2010-61 Class WA
06/25/2040	6.034%	36,749	37,406
CMO Series 2011-2 Class WA
02/25/2051	5.827%	40,112	41,477
CMO Series 2011-43 Class WA
05/25/2051	5.729%	54,629	56,600
Federal National Mortgage Association(c),(d)
CMO Series 2011-30 Class LS
04/25/2041	2.004%	154,764	9,576
Federal National Mortgage Association REMICS(b)
CMO Series 2010-107 Class FB
30-day Average SOFR + 0.524% Floor 0.410%, Cap 7.000% 09/25/2040	4.864%	683,195	676,188
CMO Series 2011-117 Class AF
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 11/25/2041	4.904%	487,001	482,375
CMO Series 2011-117 Class FA
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 11/25/2041	4.904%	1,122,702	1,112,307
CMO Series 2011-127 Class FC
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 12/25/2041	4.904%	519,674	514,082
CMO Series 2011-142 Class EF
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 01/25/2042	4.954%	580,478	575,575
CMO Series 2012-106 Class FA
30-day Average SOFR + 0.454% Floor 0.340%, Cap 6.500% 10/25/2042	4.794%	469,321	462,274
CMO Series 2012-12 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 02/25/2042	4.954%	518,524	514,058
CMO Series 2012-47 Class JF
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 05/25/2042	4.954%	689,876	683,885

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-11 Class CF
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 03/25/2046	4.804%	673,994	666,701
CMO Series 2016-11 Class FG
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 03/25/2046	4.804%	728,845	719,280
CMO Series 2016-22 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2046	4.854%	1,731,921	1,707,275
CMO Series 2016-22 Class FG
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2046	4.854%	1,520,301	1,498,117
CMO Series 2016-69 Class BF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 10/25/2046	4.854%	1,117,974	1,104,600
CMO Series 2016-75 Class FE
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 10/25/2046	4.854%	867,595	858,977
CMO Series 2016-78 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2044	4.854%	709,624	700,675
CMO Series 2016-79 Class FH
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	4.854%	859,273	849,380
CMO Series 2016-82 Class FE
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	4.854%	1,935,277	1,914,787
CMO Series 2016-82 Class FH
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	4.854%	1,771,232	1,747,015
CMO Series 2016-84 Class FB
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	4.854%	1,053,093	1,038,269
CMO Series 2016-86 Class FE
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	4.854%	2,733,873	2,706,992
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-88 Class CF
30-day Average SOFR + 0.564% Floor 0.450%, Cap 6.500% 12/25/2046	4.904%	1,490,392	1,473,586
CMO Series 2016-91 Class AF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 12/25/2046	4.854%	794,822	786,627
CMO Series 2017-12 Class FD
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	4.854%	896,019	885,152
CMO Series 2017-23 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2047	4.854%	968,246	959,156
CMO Series 2017-26 Class FA
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 04/25/2047	4.804%	2,302,119	2,273,368
CMO Series 2017-9 Class BF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	4.854%	1,040,200	1,027,935
CMO Series 2017-9 Class DF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	4.854%	753,882	745,017
CMO Series 2017-96B Class FB
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 12/25/2047	4.754%	1,377,237	1,354,552
CMO Series 2018-36 Class FD
30-day Average SOFR + 0.364% Floor 0.250%, Cap 6.500% 06/25/2048	4.704%	1,879,443	1,854,015
Federal National Mortgage Association REMICS
CMO Series 2013-49C Class AP
05/25/2043	1.750%	600,097	503,171
CMO Series 2015-72 Class GL
10/25/2045	3.000%	751,000	648,941
CMO Series 2017-24 Class PG
04/25/2047	2.625%	3,195,515	2,780,342
CMO Series 2019-13 Class PE
03/25/2049	3.000%	767,330	689,659
CMO Series 2019-81 Class LH
12/25/2049	3.000%	907,107	809,764
CMO Series 2020-57 Class LJ
08/25/2050	2.000%	5,347,000	3,891,446
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-70 Class AD
10/25/2050	1.500%	3,889,744	2,935,283
CMO Series 2022-62 Class KA
09/25/2052	3.250%	942,022	882,672
CMO Series 2024-64 Class KY
12/25/2043	3.000%	913,000	768,261
Freddie Mac REMICS
CMO Series 205119 Class AB
08/25/2049	1.500%	1,335,626	1,059,816
CMO Series 205217 Class CD
07/25/2049	2.500%	1,444,789	1,326,540
CMO Series 4091 Class BX
10/15/2041	3.250%	1,183,518	1,101,273
CMO Series 4091 Class EX
07/15/2042	3.375%	744,198	694,244
CMO Series 4091 Class MX
02/15/2042	3.250%	915,967	848,244
CMO Series 4117 Class HB
10/15/2042	2.500%	825,796	729,446
CMO Series 4446 Class CP
03/15/2045	2.250%	975,815	859,682
CMO Series 4582 Class HA
09/15/2045	3.000%	3,672,270	3,463,345
CMO Series 4719 Class LA
09/15/2047	3.500%	1,063,931	980,336
CMO Series 4719 Class LM
09/15/2047	3.000%	832,148	740,755
CMO Series 4753 Class BD
01/15/2048	3.000%	895,000	800,935
CMO Series 4857 Class JA
01/15/2049	3.350%	3,146,726	2,989,091
CMO Series 4927 Class BG
11/25/2049	3.000%	1,449,598	1,330,897
CMO Series 4937 Class MD
10/25/2049	2.500%	1,447,802	1,278,432
CMO Series 4940 Class AG
05/15/2040	3.000%	884,424	832,049
CMO Series 4941 Class GA
12/15/2047	2.000%	830,672	694,746
CMO Series 4954 Class LB
02/25/2050	2.500%	695,709	607,891
CMO Series 5020 Class ET
10/25/2050	3.500%	1,244,042	1,135,975
CMO Series 5058 Class BC
11/25/2050	5.000%	915,724	902,973
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5092Z Class HE
02/25/2051	2.000%	1,478,010	1,214,925
CMO Series 5116 Class PB
02/25/2051	2.250%	1,534,561	1,341,989
CMO Series 5118 Class CA
10/15/2033	1.500%	1,458,000	1,332,470
CMO Series 5182 Class M
05/25/2049	2.500%	1,236,679	1,109,034
CMO Series 5201 Class CA
07/25/2048	2.500%	1,773,096	1,612,658
CMO Series 5202 Class BH
12/25/2047	2.000%	929,455	851,182
CMO Series 5202R Class TA
12/25/2048	2.500%	2,645,743	2,416,304
CMO Series 5207 Class PA
06/25/2051	3.000%	1,979,148	1,761,926
CMO Series 5209 Class EA
08/25/2050	3.000%	1,459,583	1,337,191
CMO Series 5209 Class EJ
08/25/2050	3.000%	1,459,583	1,337,191
CMO Series 5210 Class DC
09/25/2051	3.000%	1,404,620	1,304,966
CMO Series 5220 Class QK
09/25/2050	3.500%	2,827,140	2,687,407
Freddie Mac REMICS(b)
CMO Series 4184 Class FN
30-day Average SOFR + 0.464% Floor 0.350%, Cap 7.000% 03/15/2043	4.813%	413,447	407,118
CMO Series 4281 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 12/15/2043	4.863%	324,401	321,522
CMO Series 4286 Class VF
30-day Average SOFR + 0.564% Floor 0.450%, Cap 6.500% 12/15/2043	4.913%	1,609,522	1,585,510
CMO Series 4303 Class FA
30-day Average SOFR + 0.464% Floor 0.350%, Cap 7.000% 02/15/2044	4.813%	580,080	570,124
CMO Series 4826 Class KF
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 09/15/2048	4.763%	701,225	684,701
CMO Series 4903 Class NF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 08/25/2049	4.854%	651,057	639,215

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5119 Class QF
30-day Average SOFR + 0.200% Floor 0.200%, Cap 6.500% 06/25/2051	4.540%	1,924,225	1,809,711
CMO Series 5335 Class FB
30-day Average SOFR + 0.814% Floor 0.700%, Cap 7.500% 10/15/2039	5.163%	3,399,133	3,401,526
CMO Series 5396 Class HF
30-day Average SOFR + 0.950% Floor 0.950%, Cap 8.000% 04/25/2054	5.290%	3,433,428	3,433,700
Government National Mortgage Association
12/20/2037- 09/20/2050	2.500%	15,192,627	13,205,352
09/20/2038	7.000%	31,396	32,790
07/20/2040- 12/15/2040	3.750%	1,078,411	1,021,785
11/15/2040- 11/20/2040	3.625%	579,175	542,099
12/15/2040	3.490%	876,820	848,955
06/20/2043- 03/20/2052	3.000%	22,499,611	20,037,240
12/20/2048- 04/20/2050	4.500%	7,478,379	7,230,542
12/20/2048	5.000%	572,471	570,542
01/20/2050- 02/20/2052	3.500%	31,851,366	29,118,798
02/20/2050- 08/20/2052	4.000%	35,857,001	33,652,916
01/20/2053	6.000%	6,213,236	6,395,094
11/01/2070	2.932%	3,183,854	2,928,485
CMO Series 2003-75 Class ZX
09/16/2033	6.000%	202,691	204,207
CMO Series 2005-26 Class XY
03/20/2035	5.500%	197,592	201,084
CMO Series 2005-72 Class AZ
09/20/2035	5.500%	174,115	176,618
CMO Series 2006-17 Class JN
04/20/2036	6.000%	85,496	87,566
CMO Series 2006-38 Class ZK
08/20/2036	6.500%	325,793	324,838
CMO Series 2006-69 Class MB
12/20/2036	5.500%	379,056	389,450
CMO Series 2008-23 Class PH
03/20/2038	5.000%	312,650	317,534
CMO Series 2010-130 Class CP
10/16/2040	7.000%	156,536	165,748
CMO Series 2010-163 Class NC
12/20/2040	4.000%	1,246,751	1,232,343
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-152 Class HA
06/20/2043	2.500%	1,412,659	1,298,024
CMO Series 2013-H01 Class FA
01/20/2063	1.650%	36	32
CMO Series 2013-H04 Class BA
02/20/2063	1.650%	2,663	2,477
CMO Series 2013-H09 Class HA
04/20/2063	1.650%	30,169	28,627
CMO Series 2014-133 Class BP
09/20/2044	2.250%	1,059,349	944,702
CMO Series 2014-149 Class KP
07/16/2044	2.250%	911,603	830,812
CMO Series 2014-181 Class L
12/20/2044	3.000%	1,005,798	905,697
CMO Series 2015-144 Class CA
10/20/2045	2.500%	1,520,589	1,335,848
CMO Series 2016-136 Class A
07/20/2044	3.000%	839,045	750,761
CMO Series 2016-93 Class AB
07/20/2044	1.750%	1,856,144	1,514,321
CMO Series 2016-99 Class TL
04/16/2044	2.000%	406,978	334,958
CMO Series 2017-139 Class GA
09/20/2047	3.000%	3,396,632	3,057,169
CMO Series 2017-167 Class BQ
08/20/2044	2.500%	652,990	609,846
CMO Series 2018-65 Class DC
05/20/2048	3.500%	1,261,000	1,155,241
CMO Series 2021-105 Class P
06/20/2051	1.750%	3,546,915	2,856,210
CMO Series 2021-107 Class DB
04/20/2051	1.750%	3,321,448	2,676,528
CMO Series 2021-135 Class A
08/20/2051	2.000%	1,060,739	857,993
CMO Series 2021-215 Class GA
12/20/2051	2.000%	7,105,162	6,122,695
CMO Series 2021-225G Class YC
12/20/2051	2.000%	649,991	539,525
CMO Series 2021-24 Class BC
02/20/2051	1.250%	1,484,891	1,154,762
CMO Series 2021-27 Class BD
02/20/2051	5.000%	1,236,333	1,225,432
CMO Series 2021-27 Class NT
02/20/2051	5.000%	1,379,297	1,353,280
CMO Series 2021-27 Class Q
02/20/2051	5.000%	1,216,607	1,205,924
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-8 Class CY
01/20/2051	5.000%	1,050,554	1,041,178
CMO Series 2021-89 Class LK
05/20/2051	2.000%	2,545,209	2,155,434
CMO Series 2021-97 Class QK
06/20/2051	2.000%	6,142,705	5,091,824
CMO Series 2022-107 Class C
06/20/2051	2.500%	5,596,496	4,518,562
CMO Series 2022-153 Class KA
12/20/2049	4.000%	1,414,819	1,378,514
CMO Series 2022-205 Class A
09/20/2051	2.000%	2,077,752	1,613,235
CMO Series 2022-24 Class AH
02/20/2052	2.500%	426,480	368,132
CMO Series 2022-31 Class GH
12/20/2049	2.500%	3,508,085	3,139,316
CMO Series 2022-34 Class DN
09/20/2041	3.500%	2,736,811	2,556,585
CMO Series 2022-46 Class LY
03/20/2052	3.000%	470,000	389,668
CMO Series 2022-5 Class BA
10/20/2049	2.000%	6,669,040	5,588,385
CMO Series 2022-50 Class CA
03/20/2052	3.000%	4,786,438	4,247,085
CMO Series 2022-66 Class CG
04/20/2052	3.500%	3,049,301	2,888,036
CMO Series 2022-78 Class HW
04/20/2052	2.500%	1,053,000	817,814
CMO Series 2022-84 Class A
01/20/2052	2.500%	1,739,286	1,460,383
CMO Series 2022-9 Class GA
01/20/2052	2.000%	1,236,051	1,024,976
CMO Series 2023-196 Class E
09/20/2048	3.000%	1,872,482	1,761,504
CMO Series 2023-81 Class YJ
06/20/2053	3.500%	3,852,000	3,314,080
CMO Series 2024-110 Class JC
09/20/2047	3.000%	581,453	544,606
CMO Series 2024-110 Class JL
10/20/2049	3.000%	1,262,000	1,070,071
CMO Series 2024-45 Class BD
03/20/2054	2.000%	1,089,790	988,718
CMO Series 2025-1 Class GC
10/20/2051	3.500%	16,559,376	15,699,556
CMO Series 2025-7 Class EL
01/20/2055	2.500%	543,000	385,533
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(c)
03/20/2048	4.757%	2,581,493	2,597,023
05/20/2063	4.390%	14,041	13,996
CMO Series 2010-H17 Class XQ
07/20/2060	5.146%	3,804	3,155
CMO Series 2011-137 Class WA
07/20/2040	5.587%	338,912	347,742
CMO Series 2012-141 Class WC
01/20/2042	3.723%	252,610	238,611
CMO Series 2013-54 Class WA
11/20/2042	4.891%	681,486	691,105
CMO Series 2013-75 Class WA
06/20/2040	5.103%	173,570	176,886
CMO Series 2021-27 Class CW
02/20/2051	5.001%	1,524,308	1,510,965
Government National Mortgage Association(b)
1-year CMT + 1.703% 02/20/2072	5.939%	6,177,252	6,409,932
1-year CMT + 1.702% 04/20/2072	5.944%	6,520,727	6,769,116
1-year CMT + 1.739% 04/20/2072	5.985%	5,613,381	5,827,629
CMO Series 2007-16 Class NS
-3.5 x 1-month Term SOFR + 22.874% Cap 23.275% 04/20/2037	7.757%	31,633	34,968
CMO Series 2012-H10 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 10.500% 12/20/2061	4.973%	151,761	151,694
CMO Series 2012-H21 Class CF
1-month Term SOFR + 0.814% Floor 0.700% 05/20/2061	5.123%	5,781	5,778
CMO Series 2012-H21 Class DF
1-month Term SOFR + 0.764% Floor 0.650% 05/20/2061	5.073%	5,156	5,152
CMO Series 2012-H26 Class MA
1-month Term SOFR + 0.664% Floor 0.550% 07/20/2062	4.973%	2,939	2,926
CMO Series 2012-H28 Class FA
1-month Term SOFR + 0.694% Floor 0.580% 09/20/2062	5.003%	4,033	4,028

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-H29 Class FA
1-month Term SOFR + 0.629% Floor 0.515%, Cap 11.500% 10/20/2062	4.938%	110,239	110,149
CMO Series 2013-H01 Class TA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.500% 01/20/2063	4.923%	4,479	4,455
CMO Series 2013-H05 Class FB
1-month Term SOFR + 0.514% Floor 0.400% 02/20/2062	4.837%	5,644	5,584
CMO Series 2013-H07 Class GA
1-month Term SOFR + 0.584% Floor 0.470%, Cap 10.500% 03/20/2063	4.893%	170,261	169,968
CMO Series 2013-H07 Class HA
1-month Term SOFR + 0.524% Floor 0.410%, Cap 11.000% 03/20/2063	4.833%	151,432	151,080
CMO Series 2013-H09 Class GA
1-month Term SOFR + 0.594% Floor 0.480%, Cap 11.000% 04/20/2063	4.903%	143,728	143,609
CMO Series 2013-H09 Class SA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.500% 04/20/2063	4.923%	331,347	330,733
CMO Series 2013-H21 Class FA
1-month Term SOFR + 0.864% Floor 0.750%, Cap 11.000% 09/20/2063	5.173%	50,823	50,922
CMO Series 2013-H21 Class FB
1-month Term SOFR + 0.814% Floor 0.700%, Cap 11.000% 09/20/2063	5.123%	127,837	128,004
CMO Series 2015-H23 Class FB
1-month Term SOFR + 0.634% Floor 0.520%, Cap 11.000% 09/20/2065	4.943%	518,716	519,471
CMO Series 2015-H26 Class FG
1-month Term SOFR + 0.634% Floor 0.520%, Cap 11.000% 10/20/2065	4.943%	295,244	295,040
CMO Series 2020-H05 Class FK
1-month Term SOFR + 0.724% Floor 0.610%, Cap 99.000% 03/20/2070	5.033%	2,336,651	2,308,817
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b),(d)
CMO Series 2005-3 Class SE
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2035	1.666%	285,668	6,764
CMO Series 2007-40 Class SN
-1.0 x 1-month Term SOFR + 6.566% Cap 6.680% 07/20/2037	2.246%	205,967	7,556
CMO Series 2008-62 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2038	1.716%	185,798	176
CMO Series 2008-76 Class US
-1.0 x 1-month Term SOFR + 5.786% Cap 5.900% 09/20/2038	1.466%	248,580	7,870
CMO Series 2008-95 Class DS
-1.0 x 1-month Term SOFR + 7.186% Cap 7.300% 12/20/2038	2.866%	204,766	4,202
CMO Series 2009-106 Class ST
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2038	1.566%	323,806	11,070
CMO Series 2009-64 Class SN
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/16/2039	1.666%	100,406	5,153
CMO Series 2009-67 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/16/2039	1.616%	91,370	7,256
CMO Series 2009-72 Class SM
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/16/2039	1.816%	234,048	17,286
CMO Series 2009-81 Class SB
-1.0 x 1-month Term SOFR + 5.976% Cap 6.090% 09/20/2039	1.656%	341,622	28,550
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-47 Class PX
-1.0 x 1-month Term SOFR + 6.586% Cap 6.700% 06/20/2037	2.266%	382,068	25,494
CMO Series 2011-75 Class SM
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 05/20/2041	2.166%	167,303	10,671
Government National Mortgage Association(g)
CMO Series 2008-1 Class PO
01/20/2038	0.000%	35,278	34,438
CMO Series 2010-157 Class OP
12/20/2040	0.000%	193,542	164,616
Government National Mortgage Association(d)
CMO Series 2010-107 Class IL
07/20/2039	6.000%	246,202	49,129
Government National Mortgage Association TBA(j)
04/21/2055	6.000%	7,200,000	7,307,216
Seasoned Credit Risk Transfer Trust
CMO Series 2018-4 Class MZ (FHLMC)
03/25/2058	3.500%	4,129,593	3,044,432
Uniform Mortgage-Backed Security TBA(j)
04/14/2055	5.500%	16,200,000	16,178,465
04/14/2055	6.000%	22,500,000	22,851,945
Total Residential Mortgage-Backed Securities - Agency (Cost $1,243,462,367)			1,218,523,472

Residential Mortgage-Backed Securities - Non-Agency 2.7%

Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-2 Class A1A
01/26/2065	2.531%	593,460	549,163
CMO Series 2021-6 Class A1
09/25/2066	1.458%	1,202,565	999,539
Angel Oak Mortgage Trust LLC(a),(c)
CMO Series 2020-5 Class A1
05/25/2065	1.373%	101,430	95,713
Banc of America Funding Trust
CMO Series 2004-3 Class 1A1
10/25/2034	5.500%	21,447	20,248
Bear Stearns Adjustable Rate Mortgage Trust(c)
CMO Series 2003-4 Class 3A1
07/25/2033	7.083%	13,372	12,841
CMO Series 2003-7 Class 6A
10/25/2033	6.368%	56,854	54,747
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bear Stearns Asset-Backed Securities Trust(b)
CMO Series 2003-SD1 Class A
1-month Term SOFR + 1.014% Floor 0.900%, Cap 11.000% 12/25/2033	5.335%	166,426	169,372
Bunker Hill Loan Depositary Trust(a),(e)
CMO Series 2019-2 Class A1
07/25/2049	2.879%	512,748	499,043
Chase Funding Trust(b)
Series 2003-2 Class 2A2
1-month Term SOFR + 0.674% Floor 0.560% 02/25/2033	4.995%	323,549	321,847
Chase Funding Trust(e)
Series 2003-4 Class 1A5
05/25/2033	5.916%	137,966	134,308
Series 2003-6 Class 1A5
11/25/2034	5.850%	109,353	107,380
Chase Mortgage Finance Corp.(c)
CMO Series 2007-A1 Class 1A3
02/25/2037	6.694%	63,372	62,501
CMO Series 2007-A1 Class 2A1
02/25/2037	6.583%	31,030	29,430
CMO Series 2007-A1 Class 7A1
02/25/2037	7.550%	3,082	3,103
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/2033	5.250%	22,735	22,196
CMO Series 2005-2 Class 2A11
05/25/2035	5.500%	58,718	59,039
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2009-10 Class 1A1
09/25/2033	6.551%	34,298	33,799
COLT Mortgage Loan Trust(a),(c)
CMO Series 2021-2 Class A1
08/25/2066	0.924%	1,557,614	1,306,191
CMO Series 2021-4 Class A1
10/25/2066	1.397%	1,687,397	1,403,060
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/2034	5.500%	88,753	87,856
CMO Series 2004-3 Class A26
04/25/2034	5.500%	38,033	37,543
CMO Series 2004-5 Class 1A4
06/25/2034	5.500%	79,531	80,588
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/2033	5.250%	29,569	29,244

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
CMO Series 2004-4 Class 2A4
09/25/2034	5.500%	63,957	64,217
CMO Series 2004-8 Class 1A4
12/25/2034	5.500%	87,685	88,182
DBRR Trust(a),(c)
CMO Series 2015-LCM Class A2
06/10/2034	3.422%	3,152,000	3,010,586
DBRR Trust(a)
Series 2015-LCM Class A1
06/10/2034	2.998%	545,782	533,299
FMC GMSR Issuer Trust(a),(c)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	5,000,000	4,877,472
CMO Series 2021-GT1 Class B
07/25/2026	4.360%	6,000,000	5,597,559
CMO Series 2021-GT2 Class B
10/25/2026	4.440%	3,828,000	3,568,181
FMC GMSR Issuer Trust(a)
CMO Series 2022-GT1 Class B
04/25/2027	7.170%	6,000,000	5,925,162
CMO Series 2022-GT2 Class B
07/25/2027	10.070%	6,000,000	6,045,209
Freddie Mac Seasoned Credit Risk Transfer Trust
CMO Series 2024-2 Class MT (FHLMC)
05/25/2064	3.500%	6,002,719	5,143,093
GSMPS Mortgage Loan Trust(a),(b)
CMO Series 2005-RP3 Class 1AF
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.000% 09/25/2035	4.785%	386,812	330,631
GSMPS Mortgage Loan Trust(a),(c),(d)
CMO Series 2005-RP3 Class 1AS
09/25/2035	0.000%	299,780	2,813
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/2033	5.250%	78,929	78,137
GSR Mortgage Loan Trust(b)
CMO Series 2005-5F Class 8A3
1-month Term SOFR + 0.614% Floor 0.500%, Cap 5.500% 06/25/2035	4.935%	4,778	4,599
HarborView Mortgage Loan Trust(c)
CMO Series 2004-3 Class 1A
05/19/2034	5.873%	290,160	277,772
Hundred Acre Wood Trust(a),(f)
CMO Series 2018-1 Class A
04/13/2025	7.250%	2,000,000	2,000,000
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Impac CMB Trust(b)
CMO Series 2005-4 Class 2A1
1-month Term SOFR + 0.714% Floor 0.600%, Cap 10.250% 05/25/2035	5.035%	82,522	78,817
Impac Secured Assets CMN Owner Trust(c)
CMO Series 2003-3 Class A1
08/25/2033	5.200%	36,510	35,899
Impac Secured Assets Trust(b)
CMO Series 2006-1 Class 2A1
1-month Term SOFR + 0.814% Floor 0.700%, Cap 11.500% 05/25/2036	5.135%	21,613	19,860
JPMorgan Mortgage Trust(c)
CMO Series 2006-A2 Class 5A3
11/25/2033	7.122%	37,530	36,755
CMO Series 2007-A1 Class 5A5
07/25/2035	6.382%	44,344	45,000
LHOME Mortgage Trust(a),(e)
CMO Series 2023-RTL2 Class A1
06/25/2028	8.000%	3,700,000	3,728,226
CMO Series 2023-RTL4 Class A1
11/25/2028	7.628%	4,165,000	4,216,777
MASTR Adjustable Rate Mortgages Trust(c)
CMO Series 2004-13 Class 2A1
04/21/2034	6.868%	46,489	45,283
CMO Series 2004-13 Class 3A7
11/21/2034	6.370%	86,896	82,514
MASTR Asset Securitization Trust(a)
CMO Series 2004-P7 Class A6
12/27/2033	5.500%	16,021	13,594
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/2032	6.500%	55,579	54,576
CMO Series 2004-2 Class A2
08/25/2032	6.500%	87,537	86,471
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2003-A Class 2A1
1-month Term SOFR + 0.894% Floor 0.780%, Cap 11.750% 03/25/2028	5.215%	13,328	12,046
CMO Series 2003-E Class A1
1-month Term SOFR + 0.734% Floor 0.620%, Cap 11.750% 10/25/2028	5.055%	78,833	75,044
CMO Series 2004-A Class A1
1-month Term SOFR + 0.574% Floor 0.460%, Cap 11.750% 04/25/2029	4.895%	69,911	64,627
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-G Class A2
6-month Term SOFR + 1.028% Floor 0.600%, Cap 11.750% 01/25/2030	5.300%	5,889	5,647
Merrill Lynch Mortgage Investors Trust(c)
CMO Series 2004-1 Class 2A1
12/25/2034	5.574%	61,659	58,200
CMO Series 2004-A4 Class A2
08/25/2034	5.584%	76,710	72,636
MFA Trust(a),(c)
CMO Series 2021-NQM2 Class A1
11/25/2064	1.029%	614,664	540,732
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2004-3 Class 4A
04/25/2034	5.635%	79,488	76,721
NACC Reperforming Loan Remic Trust(a)
CMO Series 2004-R2 Class A1
10/25/2034	6.500%	66,470	59,677
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM4 Class A1
09/25/2059	2.492%	169,024	159,807
New Residential Mortgage Loan Trust(a),(e)
CMO Series 2024-RTL1 Class A1
03/25/2039	6.664%	4,515,000	4,553,683
NRM Excess Owner LLC(a)
CMO Series 2025-FHT1 Class A
03/25/2032	6.545%	5,300,000	5,260,301
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-FNT2 Class A
05/25/2026	3.228%	1,912,727	1,866,142
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,196,705	1,182,187
Pretium Mortgage Credit Partners(a),(e)
CMO Series 2022-NPL1 Class A1
01/25/2052	5.981%	3,730,177	3,726,457
Pretium Mortgage Credit Partners LLC(a),(e)
CMO Series 2021-RN3 Class A1
09/25/2051	4.843%	3,460,637	3,445,363
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/2031	7.000%	96,750	97,991
Residential Asset Securitization Trust(c)
CMO Series 2004-IP2 Class 1A1
12/25/2034	6.509%	137,411	137,885
Seasoned Credit Risk Transfer Trust
CMO Series 2019-3 Class MB (FHLMC)
10/25/2058	3.500%	1,570,000	1,272,550
CMO Series 2019-4 Class M55D (FHLMC)
02/25/2059	4.000%	1,461,703	1,344,864
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-1 Class MTU (FHLMC)
11/25/2064	3.250%	4,283,253	3,661,918
Seasoned Loans Structured Transaction
CMO Series 2018-2 Class A1
11/25/2028	3.500%	2,402,491	2,309,870
Sequoia Mortgage Trust(b)
CMO Series 2003-1 Class 1A
1-month Term SOFR + 0.874% Floor 0.760%, Cap 12.500% 04/20/2033	5.194%	167,750	158,174
CMO Series 2003-8 Class A1
1-month Term SOFR + 0.754% Floor 0.640%, Cap 11.500% 01/20/2034	5.074%	110,962	106,814
CMO Series 2004-11 Class A1
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.500% 12/20/2034	5.034%	87,985	79,438
CMO Series 2004-12 Class A3
6-month Term SOFR + 0.748% Floor 0.320%, Cap 11.500% 01/20/2035	4.966%	71,449	69,961
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2020-3 Class A1
04/25/2065	1.486%	291,887	282,210
CMO Series 2020-INV1 Class A1
11/25/2055	1.027%	243,807	230,291
CMO Series 2021-1 Class A1
05/25/2065	1.219%	375,402	348,954
CMO Series 2021-4 Class A1
08/25/2056	1.162%	1,418,124	1,253,542
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-4 Class 5A
04/25/2034	5.146%	53,167	49,120
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2004-AR5 Class 1A1
1-month Term SOFR + 0.774% Floor 0.660%, Cap 11.000% 10/19/2034	5.091%	104,162	99,301
CMO Series 2005-AR5 Class A3
1-month Term SOFR + 0.614% Floor 0.500%, Cap 11.000% 07/19/2035	4.931%	59,394	58,025
Structured Asset Securities Corp.(e)
CMO Series 2004-4XS Class 1A5
02/25/2034	5.490%	166,014	161,658
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(c)
CMO Series 2003-34A Class 3A3
11/25/2033	5.772%	72,882	72,385

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2003-40A Class 3A2
01/25/2034	5.329%	58,719	57,287
Thornburg Mortgage Securities Trust(c)
CMO Series 2004-4 Class 3A
12/25/2044	5.682%	56,974	54,662
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06/15/2028	6.750%	48,021	49,227
Vericrest Opportunity Loan Transferee XCIII LLC(a),(e)
CMO Series 2021-NPL2 Class A1
02/27/2051	5.893%	771,358	771,028
Vericrest Opportunity Loan Transferee XCIV LLC(a),(e)
CMO Series 2021-NPL3 Class A1
02/27/2051	6.240%	762,378	762,490
Vericrest Opportunity Loan Transferee XCVI LLC(a),(e)
CMO Series 2021-NPL5 Class A1
03/27/2051	6.116%	553,484	553,552
Vericrest Opportunity Loan Transferee XCVII LLC(a),(e)
CMO Series 2021-NPL6 Class A1
04/25/2051	6.240%	835,295	835,927
Vericrest Opportunity Loan Trust CI LLC(a),(e)
CMO Series 2021-NP10 Class A1
05/25/2051	4.992%	861,934	856,016
Verus Securitization Trust(a),(c)
CMO Series 2019-INV3 Class A1
11/25/2059	2.692%	72,350	71,047
CMO Series 2021-1 Class A1
01/25/2066	0.815%	504,119	448,784
CMO Series 2021-2 Class A1
02/25/2066	1.031%	974,636	873,782
CMO Series 2021-3 Class A1
06/25/2066	1.046%	1,081,793	919,510
CMO Series 2021-4 Class A1
07/25/2066	0.938%	1,367,312	1,124,577
CMO Series 2021-8 Class A1
11/25/2066	1.824%	1,439,083	1,303,037
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	303,950	287,277
CMO Series 2021-R3 Class A1
04/25/2064	1.020%	494,218	463,841
VM Master Issuer LLC(a),(e)
CMO Series 2022-1 Class A1B
05/24/2025	7.174%	7,299,178	7,397,949
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR11 Class A6
10/25/2033	6.712%	129,580	122,921
CMO Series 2003-AR5 Class A7
06/25/2033	6.186%	45,081	45,207
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2003-AR6 Class A1
06/25/2033	7.262%	44,198	43,405
CMO Series 2003-AR7 Class A7
08/25/2033	6.571%	73,211	73,123
CMO Series 2004-AR3 Class A2
06/25/2034	5.664%	36,509	33,782
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2004-S3 Class 1A5
07/25/2034	5.000%	7,012	6,983
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2004-U Class A1
10/25/2034	7.272%	74,305	72,576
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $105,582,066)			102,291,646

U.S. Government & Agency Obligations 0.2%

Federal National Mortgage Association(h)
11/15/2030	0.000%	10,386,000	8,169,779
Total U.S. Government & Agency Obligations (Cost $9,376,598)			8,169,779

U.S. Treasury Obligations 14.1%

U.S. Treasury
01/31/2026	0.375%	2,026,000	1,964,270
09/30/2026	3.500%	272,000	270,194
12/31/2026	4.250%	22,645,000	22,762,648
01/31/2027	4.125%	10,213,000	10,247,708
02/28/2027	4.125%	16,111,000	16,172,046
04/30/2027	2.750%	771,000	753,351
05/15/2027	4.500%	15,287,000	15,468,533
01/15/2028	4.250%	750,000	757,031
01/31/2028	0.750%	6,183,000	5,666,140
02/15/2028	4.250%	1,012,000	1,021,962
03/15/2028	3.875%	29,925,000	29,920,324
08/31/2028	1.125%	991,000	903,668
09/30/2028	1.250%	4,502,000	4,113,351
01/31/2029	1.750%	12,429,000	11,478,376
02/28/2029	1.875%	15,728,000	14,570,517
09/30/2029	3.500%	671,000	658,838
10/31/2029	4.125%	2,006,000	2,020,732
01/31/2030	4.250%	3,502,000	3,547,143
03/31/2030	3.625%	7,921,000	7,799,091
03/31/2030	3.875%	13,241,000	13,266,861
05/15/2030	0.625%	6,250,000	5,287,598
08/31/2031	3.750%	4,766,000	4,682,595
02/15/2032	1.875%	5,556,000	4,824,171
03/31/2032	4.125%	1,670,000	1,674,436
11/15/2033	4.500%	19,319,000	19,783,863
11/15/2034	4.250%	3,948,000	3,960,337
02/15/2035	4.625%	4,562,000	4,712,403
08/15/2040	1.125%	2,497,000	1,564,527
11/15/2040	1.375%	47,263,000	30,720,950
02/15/2041	4.750%	2,185,000	2,251,916
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2041	2.250%	9,815,000	7,273,835
08/15/2041	1.750%	71,419,000	48,386,372
11/15/2041	2.000%	43,740,000	30,720,516
11/15/2041	3.125%	1,443,000	1,205,807
02/15/2042	2.375%	2,434,000	1,806,865
02/15/2043	3.125%	1,799,000	1,476,023
11/15/2043	3.750%	3,558,000	3,176,071
02/15/2044	3.625%	8,623,000	7,542,430
05/15/2044	3.375%	4,501,000	3,785,060
11/15/2044	4.625%	2,155,000	2,158,030
02/15/2045	2.500%	10,645,000	7,671,053
02/15/2045	4.750%	1,230,000	1,252,486
05/15/2045	3.000%	6,189,000	4,853,530
02/15/2047	3.000%	11,431,000	8,803,656
02/15/2048	3.000%	39,759,000	30,303,813
05/15/2048	3.125%	6,121,000	4,763,860
08/15/2048	3.000%	16,559,000	12,571,903
11/15/2048	3.375%	8,792,000	7,135,258
05/15/2049	2.875%	8,838,000	6,513,882
08/15/2049	2.250%	6,503,000	4,193,419
02/15/2050	2.000%	2,074,000	1,255,094
02/15/2051	1.875%	9,321,000	5,404,724
05/15/2051	2.375%	15,551,000	10,168,896
02/15/2052	2.250%	6,249,000	3,940,776
05/15/2054	4.625%	1,730,000	1,735,947
08/15/2054	4.250%	20,327,000	19,186,782
11/15/2054	4.500%	7,154,000	7,048,926
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(h)
STRIPS
02/15/2032	0.000%	13,100,000	9,824,382
08/15/2033	0.000%	3,601,000	2,519,056
11/15/2033	0.000%	7,400,000	5,114,942
02/15/2034	0.000%	4,400,000	3,003,315
05/15/2034	0.000%	2,400,000	1,619,721
11/15/2034	0.000%	1,850,000	1,217,857
11/15/2040	0.000%	48,283,000	23,166,828
02/15/2041	0.000%	6,430,822	3,043,561
Total U.S. Treasury Obligations (Cost $564,342,920)			536,670,256

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(m),(n)	58,381,064	58,369,388
Total Money Market Funds (Cost $58,367,732)		58,369,388
Total Investments in Securities (Cost: $3,976,371,727)		3,872,957,782
Other Assets & Liabilities, Net		(73,944,805)
Net Assets		3,799,012,977
At March 31, 2025, securities and/or cash totaling $6,094,100 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	84	06/2025	USD	9,851,625	—	(18,478)
U.S. Treasury 2-Year Note	181	06/2025	USD	37,498,110	100,225	—
U.S. Treasury 5-Year Note	2,565	06/2025	USD	277,420,781	1,146,369	—
U.S. Treasury Ultra 10-Year Note	152	06/2025	USD	17,347,000	68,556	—
U.S. Treasury Ultra Bond	446	06/2025	USD	54,523,500	—	(479,692)
Total					1,315,150	(498,170)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(63)	06/2025	USD	(7,006,781)	—	(33,585)

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2025, the total value of these securities amounted to $921,749,923, which represents 24.26% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2025.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2025.

(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2025.

(f)	Valuation based on significant unobservable inputs.
(g)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(h)	Zero coupon bond.
(i)	Perpetual security with no specified maturity date.
(j)	Represents a security purchased on a when-issued basis.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	Represents a security purchased on a forward commitment basis.
(m)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(n)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	36,745,886	349,645,380	(328,023,675)	1,797	58,369,388	3,665	707,735	58,381,064
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners Core Bond Fund  | 2025

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1QT7052_12_D01_(05/25)